As filed with the Securities and Exchange Commission on  April 22, 2002

                                                             File Nos. 033-54116
                                                                       811-05649

                       Securities and Exchange Commission

                             Washington, D.C. 20549

                                    Form N-4

             Registration Statement under the Securities Act of 1933
                       Post-Effective Amendment No. 13 /X/

                                     and/or

         Registration Statement under the Investment Company Act of 1940
                              Amendment No. 26 /X/

                      INTRAMERICA VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       INTRAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 9095
                               One Allstate Drive
                        Farmingville, New York 11738-9075
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)


                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                   Allstate Life Insurance Company of New York
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400

       (Name, Complete Address and Telephone Number of Agent for Service)

                                        Copies to:
Richard T. Choi, Esquire                              Joanne Derrig, Esquire
Foley & Lardner                                       ALFS, Inc.
3000 K Street, N.W.                                   3100 Sanders Road
Suite 500                                             Suite J5B
Washington, D.C. 20007-5143                           Northbrook, Illinois 60062

Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Intramerica Variable Annuity Account under deferred variable annuity contracts.

                              SCUDDER HORIZON PLAN
                          PROSPECTUS DATED MAY 1, 2002

              A NO-LOAD FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                                   OFFERED BY
                       INTRAMERICA LIFE INSURANCE COMPANY
                                  THROUGH THE
                      INTRAMERICA VARIABLE ANNUITY ACCOUNT

This prospectus describes the Scudder Horizon Plan Contract ("CONTRACT").

The Contract has 10 investment alternatives -- a general account ("GENERAL ACCOUNT") (paying a guaranteed minimum fixed rate of interest) and 9 sub-accounts ("SUB-ACCOUNTS") of the Intramerica Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following mutual fund Portfolios ("PORTFOLIOS") of Scudder Variable Series I and Scudder Variable Series II Funds:

SCUDDER VARIABLE SERIES I
.. Balanced Portfolio                          . Growth and Income Portfolio

.. Bond Portfolio                              . International Portfolio

.. Capital Growth Portfolio                    . Money Market Portfolio

.. Global Discovery Portfolio                  . 21st Century Growth Portfolio


SCUDDER VARIABLE SERIES II
.. Growth Portfolio



VARIABLE ANNUITY CONTRACTS INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. The investment performance of the portfolios in which the sub-accounts invest will vary. We do not guarantee how any of the portfolios will perform. The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract. Please read this Prospectus carefully before investing, and keep it for future reference. It contains important information about the Contract.

Intramerica Life Insurance Company ("Intramerica") has filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 29 of this prospectus. For a free copy, please write or call us at our customer service center mailing address (P.O. Box 94038, Palatine, IL 60094-4038) or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800 SEC-0330 for further information on the operation of the public reference room.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.

                    THE CONTRACTS ARE ONLY AVAILABLE IN NEW YORK.
    IMPORTANT
                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
     NOTICES        THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                    INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
SCUDDER HORIZON PLAN

--------------------------------------------------------------------------------
DEFINITIONS

--------------------------------------------------------------------------------

SUMMARY

--------------------------------------------------------------------------------
EXPENSE TABLE

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------
INTRAMERICA AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
  Intramerica Life Insurance Company
--------------------------------------------------------------------------------
  Intramerica Variable Annuity Account
--------------------------------------------------------------------------------
  Services Agreement with Allstate Insurance Company of New York
--------------------------------------------------------------------------------
THE FUNDS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Contract Application and Issuing the Contract
--------------------------------------------------------------------------------
  Payments
--------------------------------------------------------------------------------
  Allocating Payments
--------------------------------------------------------------------------------
  Transfers
--------------------------------------------------------------------------------
  Account Value
--------------------------------------------------------------------------------
  Contract Ownership
--------------------------------------------------------------------------------
  Assignment of Contract
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
  Full and Partial Surrenders
--------------------------------------------------------------------------------
  Annuity Payments
--------------------------------------------------------------------------------
  Annuity Income Options
--------------------------------------------------------------------------------
  Maturity Date
--------------------------------------------------------------------------------
  Death Benefit
--------------------------------------------------------------------------------
  Beneficiary Provisions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   PAGE

--------------------------------------------------------------------------------
  Death of Owner
--------------------------------------------------------------------------------
  Employment-Related Benefit Plans
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge
--------------------------------------------------------------------------------
  Contract Administration Charge
--------------------------------------------------------------------------------
  Records Maintenance Charge
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Other Taxes
--------------------------------------------------------------------------------
  Transfer Charges
--------------------------------------------------------------------------------
  Portfolio Charges
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
  Taxation of Annuities in General
--------------------------------------------------------------------------------
  Income Tax Withholding
--------------------------------------------------------------------------------
  Tax Qualified Contracts
--------------------------------------------------------------------------------
GENERAL PROVISIONS
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Delay of Payment and Transfers
--------------------------------------------------------------------------------
  Contract Expiration
--------------------------------------------------------------------------------
  Misstatement of Age or Sex
--------------------------------------------------------------------------------
  Nonparticipating Contract
--------------------------------------------------------------------------------
  Notices and Inquiries
--------------------------------------------------------------------------------
  Records and Reports
--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
THE GENERAL ACCOUNT
--------------------------------------------------------------------------------
VOTING RIGHTS
--------------------------------------------------------------------------------
LEGAL MATTERS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT VALUE -- Your Contract's total value in the Sub-Accounts and the General Account. The Contract refers to Account Value as "Accumulated Value."

AGE -- The Annuitant's age on his or her birthday nearest to the Contract Anniversary.

ANNUITANT -- The person whose life is used to determine the duration and amount of any annuity payments. If the Annuitant dies before the Maturity Date, then we will pay a death benefit.

ANNUITY PAYMENTS -- After the Maturity Date, we promise to pay you an income in the form of regular fixed annuity payments. The amount of the annuity payments depends on the amount of money you accumulate in the Contract before the Maturity Date and on the annuity income option you choose.

BENEFICIARY -- The person(s) you select to receive the benefits of the Contract if no Owner is living.

CONTRACT ANNIVERSARY -- Each anniversary of the Contract Date.

CONTRACT DATE --The date listed in the Contract that we use to determine Contract Years, Contract Months, and Contract Anniversaries. The Contract Date is the same date as the Effective Date.

CUSTOMER SERVICE CENTER -- The customer service center is located at 300 N. Milwaukee Avenue, Vernon Hills, IL 60061.The customer service mailing address is P.O. Box 94038, Palatine, IL 60094-4038.

DEATH BENEFIT -- An amount we pay if the Annuitant dies before the Maturity Date. The death benefit is the greater of the Account Value or the Guaranteed Death Benefit.

DECLARATION PERIOD -- A period of time between 1 and 3 years during which we will credit specified rates of interest on payments you allocate to the General Account.

EFFECTIVE DATE -- A date within two business days after we have received a completed application and the full initial payment.

FUNDS -- The Scudder Variable Series I and Scudder Variable Series II are open-end, diversified management investment companies in which the Sub-Accounts invest.

GENERAL ACCOUNT -- The account containing all of Intramerica's assets, other than those held in its separate accounts.

GUARANTEED DEATH BENEFIT -- The sum of the payments you made, less any partial surrenders.

HOME OFFICE -- The principal office of Intramerica, located at One Allstate Drive, Farmingville, NY 11738.

JOINT ANNUITANT -- If you select annuity income option 2, then you may designate a Joint Annuitant. We will use the Joint Annuitant's life, in addition to the Annuitant's life, to determine the duration of the annuity payments.

JOINT OWNER -- A person sharing the privileges of ownership as stated in the Contract. If a Joint Owner is named, then Intramerica will presume ownership to be as joint tenants with right of survivorship.

MATURITY DATE -- The date on which we will apply your money to an annuity income option if the Annuitant is living.

MONTHLY ANNIVERSARY -- The same date in each month as the Contract Date.

NET PAYMENT -- A payment less any applicable premium taxes.

NONQUALIFIED CONTRACT -- A Contract other than a Qualified Contract.

OWNER (YOU, YOUR) -- The person having the privileges of ownership stated in the Contract, including the right to receive annuity payments if the Annuitant is living on the Maturity Date and the Contract is in force.

PORTFOLIO -- A separate investment Portfolio of the Fund in which a Sub-Account of the Variable Account invests.

PROOF OF DEATH -- One of the following: (i) a certified copy of a death certificate, (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death, or (iii) any other proof satisfactory to Intramerica.

QUALIFIED CONTRACT -- A Contract issued in connection with a retirement plan that qualifies for special federal income tax treatment.

SUB-ACCOUNT -- An investment division of the Variable Account. Each Sub-Account invests exclusively in a single Portfolio of the Fund.

UNIT VALUE -- The value of each unit of a Sub-Account. It is calculated each Valuation Period. It is similar to the net asset value of a mutual fund.

VALUATION DATE -- Each day on which we value the assets in the Sub-Accounts, which is each day on which the New York Stock Exchange is open for trading. We are open for business on each day the NYSE is open.

VALUATION PERIOD -- The period that begins at the close of one Valuation Date and ends at the close of the next Valuation Date.

VARIABLE ACCOUNT -- Intramerica Variable Annuity

Account, a separate account composed of Sub-Accounts which we established to receive and invest the portion of net payments under the Contract that you do not allocate to our General Account.

WE, US, OUR, INTRAMERICA, THE COMPANY -- Intramerica
Life Insurance Company.

SUMMARY
--------------------------------------------------------------------------------

This summary answers certain basic questions you may have about the Contract. More detailed information about the Contract appears later in this prospectus. Please read this prospectus carefully.


WHY SHOULD I PURCHASE THIS CONTRACT?
The Contract provides a way for you to invest on a tax-deferred basis in the Sub-Accounts of the Variable Account and in the General Account. The Contract is designed to enable you to accumulate money for retirement and other long-term investment purposes. "Tax-deferred" means that earnings and appreciation on the assets in your Contract are not generally taxed until you take money out by a full or partial cash surrender or by annuitizing the Contract, or until we pay the DEATH BENEFIT.


HOW CAN I PURCHASE THE CONTRACT?
You may purchase the Contract from us (Intramerica) for a minimum payment of $2,500 ($2,000 for an Individual Retirement Annuity). We do not deduct a commission or sales charge from any payment you make. You may make additional payments under the Contract, subject to certain conditions. Send your payments to:

  Scudder Horizon Plan
  Customer Service Center
  P.O. Box. 94038
  Palatine, IL 60094-4038

SEND OVERNIGHT MAIL TO:

  Scudder Horizon Plan
  Customer Service Center
  300 N. Milwaukee Avenue
  Vernon Hills, IL 60061


CAN I USE THIS CONTRACT AS AN IRA?
Yes, the Contract is available to most individuals who wish to purchase an Individual Retirement Annuity ("IRA"). It is also available to certain retirement plans and retirement accounts that qualify for special federal income tax treatment. We require that if you desire to invest monies that qualify for different annuity tax treatment, then you must purchase separate Contracts.


WHAT ANNUITY BENEFITS ARE OFFERED UNDER THE CONTRACT?
The Contract allows you to receive fixed annuity payments under one of three annuity income options. Annuity payments begin after the MATURITY DATE, provided the ANNUITANT is living. The three annuity income options currently available are: (i) life annuity with installment refund; (ii) joint and survivor life annuity with installment refund; and (iii) installments for life.

Other annuity income options may be available on the Maturity Date. The dollar amount of each annuity payment will be fixed on the Maturity Date and guaranteed by us.


WHAT INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?
You may invest your money in any of the following Portfolios of the Scudder Variable Series I and Scudder Variable Series II, by directing your payments or transfers into the corresponding Sub-Accounts:

.. Balanced

.. Bond

.. Capital Growth

.. Global Discovery

.. Growth

.. Growth and Income

.. International

.. Money Market

.. 21st Century Growth

Each Sub-Account invests in Class A shares of its corresponding Portfolio. The assets of each Portfolio are held separately from the assets of other Portfolios and each has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the Portfolios. Deutsche Investment Management Americas Inc. (formally known as Zurich Scudder Investments, Inc.) is the investment adviser for the Portfolios. Your investment in the Sub-Accounts will fluctuate daily based on the investment results of the Portfolios in which you invest, and on the fees and charges deducted. You bear the investment risk for amounts you invest in the Sub-Accounts.


WHAT FIXED RATE OPTIONS ARE AVAILABLE UNDER THE CONTRACT?
You may allocate funds to the General Account and receive a specified rate of return. We will credit interest to your payments for the length of the DECLARATION PERIOD you choose at a guaranteed rate we specify in advance. We offer Declaration Periods of 1 and 3 years. At the end of the Declaration Period, you have the option to move funds into any available Sub-Account or into another Declaration Period that has a new specified rate of interest that we guarantee will be no less than 3.5%.

We guarantee interest, as well as principal, on money placed in the General Account.

WHAT IS THE PURPOSE OF THE VARIABLE ACCOUNT?
We established the Variable Account to invest the payments we receive under our variable annuities, including this Contract. The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in a Portfolio of the Fund. Under New York law, the assets in the Variable Account associated with the Contract generally are not chargeable with the liabilities arising out of any other business we conduct.


CAN I TRANSFER ASSETS WITHIN THE CONTRACT?
Yes. Prior to the Maturity Date, you have the flexibility to transfer assets within the Contract. You may transfer amounts among the Sub-Accounts and from the Sub-Accounts to the General Account at any time. You may also transfer amounts from the General Account to the Sub-Accounts or within the General Account at the end of a Declaration Period.

We currently do not impose a charge for any transfers. In the future, we may impose a transfer charge of $20 for the third and subsequent transfer requests made during a CONTRACT YEAR.


WHAT ARE MY EXPENSES UNDER THE CONTRACT?
On each VALUATION DATE, we deduct an administrative fee at an annual rate of ..30%, and a mortality and expense fee at an annual rate of .40%, from the amount you have invested in each Sub-Account. These charges are not deducted from the General Account. We do not charge an annual maintenance fee, although the Contract permits us to deduct a maximum fee of $40 in the future.

Currently, we do not pay a premium tax under New York law. We reserve the right to deduct any premium taxes payable in respect of any future payments.

We do not deduct any surrender charges on full or partial surrenders.

The Portfolios also deduct investment charges from amounts you have invested in the Portfolios through the Sub-Accounts. These charges range from 0.45% to 1.22% annually, depending on the Portfolio. See the prospectus for the Fund and the Expense Table in this prospectus.


DO I HAVE ACCESS TO MY MONEY IN THE CONTRACT?
Yes. You may make a full or partial surrender of the Contract at any time before the Maturity Date or the Annuitant's death. No surrender charges apply.

For QUALIFIED CONTRACTS issued under the Internal Revenue Code ("Code") Section 403(b), certain restrictions will apply. * You may also have to pay federal income taxes and a penalty tax on any money you take out of the Contract.

* The Contract is currently not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.


WHAT IS THE DEATH BENEFIT?
If the Annuitant dies before the Maturity Date, we pay you, the OWNER, the greater of the ACCOUNT VALUE or the GUARANTEED DEATH BENEFIT. If the owner of a NONQUALIFIED CONTRACT dies before the Maturity Date and before the Annuitant's death, then we will pay the Account Value in a lump sum to the surviving JOINT OWNER no later than 5 years following the owner's death (if there is no surviving Joint Owner, then we will pay the BENEFICIARY(IES)).


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THE CONTRACT?
The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out before the Maturity Date, earnings come out first and are taxed as income. If you are younger than age 591/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings withdrawn. The annuity payments you receive after the Maturity Date are considered partly a return of your original investment; that part of each payment is not taxable as income. Different tax consequences may apply for a Contract used in connection with a qualified plan.


CAN THE CONTRACT BE RETURNED AFTER I RECEIVE IT?
Yes. You may return the Contract for a refund by returning the Contract to our customer service center within 30 days after you receive it. As permitted by federal or state law, the amount of the refund will generally be the initial payment, plus (or minus) gains (or losses) from investing the payment in the Sub-Accounts you selected on your application, plus interest earned on amounts you allocated to the General Account.

EXPENSE TABLE
--------------------------------------------------------------------------------

This Expense Table illustrates the current charges and deductions under the Contract, as well as the Portfolios' fees and expenses for the 2001 calendar year. The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly and indirectly. The Fund has provided the information pertaining to the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Payments                                       NONE
-------------------------------------------------------------------------------
Deferred Sales Load                                                  NONE
-------------------------------------------------------------------------------
Surrender Fee                                                        NONE
-------------------------------------------------------------------------------
Transfer Charge (transfers made between Sub-Accounts and/or         NONE*
to the General Account during a Contract Year)
-------------------------------------------------------------------------------
ANNUAL RECORDS MAINTENANCE CHARGE                                   NONE*
-------------------------------------------------------------------------------
VARIABLE ACCOUNT ANNUAL EXPENSES (as a percentage of your average net assets in the Variable Account)
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                    0.40%
-------------------------------------------------------------------------------
Contract Administration Charge                                       0.30%
-------------------------------------------------------------------------------
Total Variable Account Annual Expenses                               0.70%
-------------------------------------------------------------------------------



  *Intramerica does not currently impose a transfer charge or annual records maintenance charge, but we reserve the right to impose either or both of these charges in the future.


SCUDDER VARIABLE SERIES I AND SCUDDER VARIABLE SERIES II

(as a percentage of average daily net assets)(1)

                                                MANAGEMENT   OTHER      TOTAL
PORTFOLIO                                          FEES     EXPENSES   EXPENSES
--------------------------------------------------------------------------------
Balanced                                          0.48%      0.08%      0.56%
--------------------------------------------------------------------------------
Bond                                              0.48%      0.09%      0.57%
--------------------------------------------------------------------------------
Capital Growth                                    0.46%      0.04%      0.50%
--------------------------------------------------------------------------------
Global Discovery(2)                               0.98%      0.24%      1.22%
--------------------------------------------------------------------------------
Growth                                            0.60%      0.03%      0.63%
--------------------------------------------------------------------------------
Growth and Income                                 0.48%      0.08%      0.56%
--------------------------------------------------------------------------------
International                                     0.84%      0.16%      1.00%
--------------------------------------------------------------------------------
 Money Market                                     0.37%      0.08%      0.45%
--------------------------------------------------------------------------------
21st Century Growth(2)(3)                         0.88%      0.28%      1.16%
--------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse "Other Expenses" to the extent necessary to limit the "Total Portfolio Annual Expenses" to 1.25% for Global Discovery Portfolio and 1.50% for 21st Century Growth Portfolio.

(3) The Portfolio has an expense offset arrangement that reduces the Portfolio's custodian fee based upon the amount of cash maintained by the Portfolio with its custodian. "Other Expenses" do not take into account this expense reduction, and are therefore higher than the actual expenses of the Portfolio.
   Had this fee reduction been taken into account, "Total Portfolio Annual Expenses" would be lower and equal 1.15%.

EXAMPLE
The following example illustrates the expenses that you would pay on a $1,000 investment, assuming 5% annual return on assets, if you continued the Contract, surrendered or annuitized at the end of each period:

SUB-ACCOUNT                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------
Balanced                                               $13        $40         $ 70        $153
-------------------------------------------------------------------------------------------------
Bond                                                   $13        $41         $ 70        $154
-------------------------------------------------------------------------------------------------
Capital Growth                                         $12        $38         $ 66        $146
-------------------------------------------------------------------------------------------------
Global Discovery                                       $20        $61         $105        $226
-------------------------------------------------------------------------------------------------
 Growth                                                $14        $42         $ 73        $161
-------------------------------------------------------------------------------------------------
Growth and Income                                      $13        $40         $ 70        $153
-------------------------------------------------------------------------------------------------
International                                          $17        $54         $ 93        $202
-------------------------------------------------------------------------------------------------
Money Market                                           $12        $37         $ 64        $140
-------------------------------------------------------------------------------------------------
21st Century Growth                                    $19        $59         $101        $219
-------------------------------------------------------------------------------------------------


The Expense Table and example above are based upon the current level of charges deducted under the Contract. In the future, we may increase the Mortality and Expense Risk Charge to .70% per year, establish a Records Maintenance Charge of up to $40 per year and impose a transfer charge of $20 for the third and each subsequent transfer request made during a Contract Year. We currently have no intention of changing our charges.

Neither the Expense Table nor the example reflects the deduction of any premium tax because New York currently does not impose premium taxes on annuities.

You should not consider this example to represent past or future expenses, performance or return. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical. Past or future annual returns may be greater or less than the assumed return.

A financial history of each Sub-Account is included in Appendix A at the back of this prospectus.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Intramerica and the Variable Account are included in the Statement of Additional Information.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

We may periodically advertise yields and average annual total returns for the Sub-Accounts and the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance.

Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40%) and the administrative expense charge (0.30%).

The yield of the Money Market Sub-Account refers to the annualized investment income that an investment in the Sub-Account generates over a specified seven-day period. The effective yield of the Money Market Sub-Account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

The yield of a Sub-Account (except the Money Market Sub-Account) refers to the annualized income that an investment in the Sub-Account generates over a specified thirty-day period.

The average annual total return of a Sub-Account assumes that an investment has been held in the Sub-Account for certain periods of time including the period measured from the date the Sub-Account began operations. We also may provide the average annual total return for each Sub-Account that has been in operation for 1, 5, and/or 10 years. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods.

The yield and total return calculations are not reduced by any premium taxes because New York currently does not impose premium taxes on annuities. Any premium taxes would reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the Statement of Additional Information.

OTHER PERFORMANCE DATA
--------------------------------------------------------------------------------

We may disclose other performance data, such as cumulative total return and non-standard total returns. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the Portfolios since their inception that is adjusted by some or all of the fees and charges under the Contract. Such adjusted historic performance data includes data that precedes the inception dates of the Sub-Accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each Sub-Account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a Sub-Account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the Portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's rating of Intramerica as an insurance company.

INTRAMERICA AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

INTRAMERICA LIFE INSURANCE COMPANY

Intramerica is a stock life insurance company incorporated under the laws of the State of New York. On July 1, 1999, Intramerica became a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate"), a stock life insurance company incorporated under the laws of Illinois. Intramerica was previously a wholly owned subsidiary of Leucadia National Corporation ("Leucadia"). Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation owns all of the outstanding capital stock of Allstate Insurance Company.

Intramerica's home office is located at One Allstate Drive, Farmingville, New York.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A- (Excellent) financial strength rating to Intramerica. This rating does not reflect the investment performance of the Variable Account. We may from time to time advertise this rating in our sales literature.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

First Charter Life Insurance Company ("First Charter") established the Variable Account as a separate investment account under the laws of the State of New York on June 8, 1988. It became a separate investment account of Intramerica on November 1, 1992 when First Charter was merged into Intramerica. The name of the Variable Account was changed to "Intramerica Variable Annuity

Account" at that time. The Variable Account receives and invests the payments under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.

Under New York law, the assets of the Variable Account are our property. Assets of the Variable Account attributable to the Contract generally are not chargeable with liabilities arising out of any other business we may conduct. However, assets of the Variable Account will be available to cover the liabilities of our General Account to the extent that Variable Account assets exceed its liabilities arising under the variable annuity contracts it supports. The obligations under the Contracts are obligations of Intramerica.

The Variable Account is divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the portfolios of the Scudder Variable Series I or Scudder Variable Series II. Income, gains and losses from the assets of each Sub-Account are credited to or charged against such Sub-Account without regard to income, gains or losses of any other Sub-Account or income, gains, or losses arising out of any other business we may conduct.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the 1940 Act and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or Intramerica by the SEC.

SERVICES AGREEMENT WITH ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

On September 2, 1998, Intramerica and Allstate Life Insurance Company of New York, "Allstate New York" entered into an administrative services agreement under which Allstate New York or its designee will administer the Contracts. This agreement will not change the fact that Intramerica is primarily liable to you under your Contract.

THE FUNDS
--------------------------------------------------------------------------------

The Variable Account invests exclusively in shares of the Scudder Variable Series I and Scudder Variable Series II (the "Funds"). The Funds are registered with the SEC under the Investment Company Act of 1940, as amended, ("1940 Act") as open-end, diversified management investment companies. Deutsche Investment Management Americas Inc. is the investment adviser to the mutual fund portfolios in which the Sub-Accounts invest.

If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any changes.

In addition to the Variable Account, the Fund's shares are sold to variable life insurance and variable annuity separate accounts of other insurance companies, including an insurance company affiliated with us. Someday, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Fund. But, currently neither the Fund nor Intramerica foresees any such disadvantages to either variable annuity owners or variable life insurance owners. The Fund's management intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what response, if any, they should take. In addition, if we believe that the Fund's response to any of those events or conflicts insufficiently protects our Owners, then we will take appropriate action.

You may allocate your purchase payments to up to 9 Sub-Accounts. Each Sub-Account invests exclusively in the Class A shares of a corresponding Portfolio. Each Portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The income or losses of one Portfolio have no effect on another Portfolio's investment performance. We briefly describe the Portfolios below.

Deutsche Investment Management Americas Inc. (the "Adviser"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Fund, subject to the policies that the Fund's Trustees established. See the Fund's prospectus for information regarding the Adviser's fees.

The general public may not purchase these underlying Portfolios. Their investment objectives and policies may be similar to other Portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of the other Portfolios would be similar to those of the underlying Portfolios.

PORTFOLIO:                                                        EACH PORTFOLIO SEEKS:
-------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                                                 a balance of growth and income, and also long-term
                                                                   preservation of capital
-------------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                                     to invest for a high level of income consistent with a
                                                                   high quality portfolio of debt securities
-------------------------------------------------------------------------------------------------------------------------
Capital Growth Portfolio                                           to maximize long-term capital growth
-------------------------------------------------------------------------------------------------------------------------
Global Discovery Portfolio                                         above average capital appreciation over the long term
-------------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                                   long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                        long-term growth of capital, current income and growth
                                                                   of income
-------------------------------------------------------------------------------------------------------------------------
International Portfolio                                            long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                             to maintain the stability of capital and, consistent
                                                                   therewith, to maintain the liquidity of capital and to
                                                                   provide current income
-------------------------------------------------------------------------------------------------------------------------
21st Century Growth Portfolio                                      long-term growth of capital
-------------------------------------------------------------------------------------------------------------------------


There is no assurance that any Portfolio will achieve its objective. The Scudder Variable Series I and Scudder Variable Series II prospectuses contain more detailed information, including a description of the risks involved in investing in each Portfolio. A copy of the Fund's prospectuses are attached to this prospectus. You should carefully read them before investing in a Contract.

THE CONTRACT
--------------------------------------------------------------------------------

The description of the Contract contained in this prospectus is qualified in its entirety by reference to the contract for the flexible premium deferred variable annuity. Upon request, we will provide you with a free copy of the Contract. The customer service center is located at 300 N. Milwaukee Avenue, Vernon Hills, IL 60061. Please contact our customer service center at 1-800-833-0194 (mailing address: P.O. Box 94038, Palatine, IL 60094-4038).


CONTRACT APPLICATION AND ISSUING THE CONTRACT
The Contract is available to individuals, certain retirement plans and individual retirement accounts ("IRA") that qualify for special federal income tax treatment. The Contract is not available for use as a "Tax-Sheltered Annuity" qualifying under Section 403(b) of the Code.

If you purchase a Contract which qualifies as an IRA under Section 408(b), you should be aware that the Code imposes certain restrictions on those Contracts.

Before we issue a Contract, we must receive your properly completed application and a minimum payment of $2,500 ($2,000 for an IRA). We will mail you a Premium Receipt form if you request one. You must name the Annuitant in the Contract application. The maximum issue age of the oldest Contract Owner or Annuitant is age 80. If the Contract qualifies as an IRA under Section 408(b), then you must be the annuitant. We reserve the right to decline an application for any reason. If we decline an application, then we will refund the full initial payment.

After underwriting is completed and the Contract is delivered to you, the Contract will be deemed to have commenced as of the EFFECTIVE DATE. The Effective Date is a date within two business days after we received your completed application and the full initial payment. The CONTRACT DATE is the same as the Effective Date. We use the Contract Date to determine Contract Years, Contract Months, and Contract Anniversaries.


PAYMENTS
INITIAL PAYMENT. The minimum initial payment you must pay to purchase a Contract is $2,500 ($2,000 for an IRA). The initial payment is the only payment we require you to make under the Contract. The Contract permits us to increase the minimum initial payment to $5,000 at any time. When you make the initial payment, you must specify whether it is for a purchase of a Nonqualified or Qualified Contract.

If the initial payment is derived from an exchange or surrender of another annuity contract, then we may require that you provide information about the federal income tax status of the previous annuity contract. If you desire to invest monies qualifying for different annuity tax treatment under the Code, then we will require you to purchase separate Contracts. Each separate Contract requires a minimum initial payment of $2,500 ($2,000 for an IRA). We reserve the right to waive the minimum initial payment amount and accept less than $2,500.

If we receive a properly completed application with the initial payment, then we will credit that payment to the Contract within two business days of receiving the payment. We may deduct premium taxes from the payment before we credit it to the Contract. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment.

ADDITIONAL PAYMENTS. You may make additional payments while the Annuitant is living and before the Maturity Date. Currently, there is no minimum additional payment amount or maximum number of additional payments per Contract Year. In the future, we may require that each additional payment be at least $1,000 and limit the frequency of additional payments to a maximum of four per Contract Year.

Additional payments must qualify for the same federal income tax treatment as the initial payment made under the Contract. IF THE FEDERAL INCOME TAX TREATMENT OF A PAYMENT WILL BE DIFFERENT FROM THAT OF THE INITIAL PAYMENT, THEN WE WILL NOT ACCEPT IT. We will credit any additional payments to the Contract upon receiving them at our customer service center.

AUTOMATIC INVESTMENT PLAN. You may arrange to make regular investments ($50 minimum) into any of the Sub-Accounts through automatic deductions from your checking account. The Automatic Investment Plan cannot be used to allocate money to the General Account. Please call 1-800-833-0194 for more information.

LIMITATIONS ON PAYMENTS. We may require you to complete a financial questionnaire for payments in excess of $250,000. If any additional payments would cause your total payments to exceed $1,000,000, we may reject those payments. We will reject any payment that would cause the Account Value in the General Account to exceed $250,000.

For Contracts that qualify as IRAs under Section 408(b) of the Code, the total payments (including the initial payment) in any calendar year may not exceed $2,000, unless the portion in excess of $2,000 qualifies as a rollover amount or contribution under Section 402(c), 408(d)(3), or other applicable provisions of the Code.

You should make all checks or drafts payable to Scudder Horizon Plan. You can also make a payment by requesting on the application that Scudder Insurance

Agency of New York, Inc. redeem shares in an existing Scudder Fund Account and apply the proceeds towards a Contract.


ALLOCATING PAYMENTS
You may allocate payments to one or more of the Sub-Accounts, to the General Account, or to both. If you allocate any portion of a payment to the General Account, then you must specify the Declaration Period(s) to which you are allocating those funds. You must specify the payment allocations in your application. We will allocate the initial payment according to your specifications, once we receive it at our customer service center.

You must make all allocations in whole percentages and they must total 100%. If the allocations do not total 100%, then we will re-compute the allocations proportionately by dividing the percentage in each Sub-Account you selected, by the sum of the percentages you indicated. We will apply this new percentage to the payment. The following example illustrates how we make this re-computation:

EXAMPLE

                INDICATED ALLOCATION                 ACTUAL ALLOCATION
                --------------------                -------------------
Sub-Account #1           25%          25% / 105% =          24%
Sub-Account #2           40%          40% / 105% =          38%
Sub-Account #3           40%          40% / 105%==          38%
Total                   105%                               100%



WE WILL ALLOCATE ALL PAYMENTS AT THE TIME WE CREDIT SUCH PAYMENTS TO YOUR CONTRACT.
We will allocate any additional payments you make to the Sub-Accounts and/or the General Account in the same proportion as the initial payment. You may change the allocation percentages by sending us written notice. Once you make a change in allocation, we will allocate all future payments in accordance with your new allocation percentages. This will continue until you send us written notice of any changes. However, if you have funds deducted from a checking account under the Automatic Investment Plan option, then you must provide us with written notice to change the allocation of future additional payments.


TRANSFERS
Before the Maturity Date, you may transfer amounts among the Sub-Accounts, between the Sub-Accounts and the General Account, and between different Declaration Periods in the General Account.

You may transfer amounts from the General Account to any of the Sub-Accounts and to different Declaration Periods in the General Account only at the end of the Declaration Period to which you allocated that amount. You may transfer amounts from a Sub-Account to the General Account at any time, as long as that transfer would not cause your Contract's value in the General Account to exceed $250,000.

We do not impose a charge for any transfers. In the future, if you request more than two transfers during a Contract Year, we may deduct $20 from each Sub-Account from which you transfer funds.

You must request a transfer by sending us written notice or by telephone (if you have a currently valid telephone transfer request form on file with us). We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, then we will not be liable for any losses due to unauthorized or fraudulent instructions. If we do not follow those reasonable procedures, then we may be liable for such losses. The procedures we follow for telephone transfers include confirming the correct name, the contract number and the personal code for each telephone transfer.


EXCESSIVE TELEPHONE TRANSFER TRADING LIMITS
We reserve the right to limit the number of telephone transfers among the Variable Sub-Accounts in any Contract year, or to refuse any Variable Sub-Account telephone transfer request, if:

.. we believe, in our sole discretion, that excessive telephone transfer trading by such Contract owner or owners, or a specific transfer request or group of transfer requests may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive telephone transfer trading or because they believe that a specific telephone transfer or groups of telephone transfers would have a detrimental effect on the prices of Fund shares.

 We may apply the restrictions in any manner reasonably designed to prevent telephone transfers that we consider disadvantageous to other Contract owners.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We will deem transfers effective and determine values in connection with transfers at the end of the VALUATION PERIOD during which we receive the transfer request.

ASSET REBALANCING OPTION. You may select the Asset Rebalancing Option if you wish to maintain a particular percentage allocation among the Sub-Accounts. With asset rebalancing, we automatically reallocate the Account Value in the Sub-Accounts quarterly to your selected allocations. Over a period of time, this method of investing may help you buy low and sell high although there can be no assurance of this. This investment method does not assure profits and does not protect against a loss in declining markets. Asset rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments.

To elect the Asset Rebalancing Option, the Account Value in your Contract must be at least $2,500 and we must receive a completed Asset Rebalancing Option form at our customer service center. You must designate the Sub-Accounts and the percentage allocations that you want us to rebalance each quarter. The percentages must total 100%. If you elect the Asset Rebalancing Option, then all the new money you direct into the Sub-Accounts will be included in the Asset Rebalancing Option. You may not participate in Dollar Cost Averaging and asset rebalancing at the same time. The General Account is not available for the Asset Rebalancing Option.

Selecting asset rebalancing will result in the transfer of funds to one or more of the Sub-Accounts on the date you specify. If you have specified, or we receive the form on, the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date or if we receive the request after your specified date, then we will transfer funds on the date we receive the Asset Rebalancing Option form and on the quarterly anniversary of the applicable date thereafter. We will execute the rebalancing and determine all values in connection with the rebalancing at the end of the Valuation Date on which the transfers occur. If the effective date is not a Valuation Date, then the transfer will occur on the next Valuation Date.

You may terminate this option at any time by sending us written notice. We will automatically terminate this option if you request any transfers outside the asset rebalancing program. If you wish to resume the Asset Rebalancing Option after it has been canceled, then you must complete a new Asset Rebalancing Option form and send it to our customer service center. We may discontinue, modify, or suspend the Asset Rebalancing Option at any time.

DOLLAR COST AVERAGING. Dollar cost averaging is a systematic method of investing by which you purchase units in fixed dollar amounts so that the cost is averaged over time. You may begin dollar cost averaging by authorizing us to make periodic transfers from any one Sub-Account to one or more other Sub-Accounts. Amounts transferred will purchase units in those Sub-Accounts at that Sub-Account's UNIT VALUE as of the Valuation Date on which the transfer occurs. Since the value of the units will vary, the amounts transferred to a Sub-Account will purchase more units when the Unit Value is low and fewer units when the Unit Value is high. Similarly, the amounts transferred to a Sub-Account will result in the liquidation of more units when the Unit Value is low and fewer units when the Unit Value is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets.

You may elect the Dollar Cost Averaging Option if the Account Value in your Contract is at least $2,500 and you send our customer service center a completed Dollar Cost Averaging Option form. You must designate the frequency of the transfers, the expiration date for the program, the Sub-Account from which to take the transfers, the Sub-Accounts to receive the funds, and the allocation percentages.

You may not participate in the Dollar Cost Averaging and Asset Rebalancing Options at the same time. The General Account is not available for the Dollar Cost Averaging Option.

After we receive a completed Dollar Cost Averaging Option form, we will transfer your designated amounts from the Sub-Account from which you wish to make transfers to your chosen Sub-Accounts. $50 is the minimum amount that you may transfer. Each transfer occurs on your specified date. If you specify, or we receive the form on the 29th, 30th or 31st, then we will consider the effective date to be the first Valuation Date of the following month. If you do not specify a date, then we will transfer the funds on the monthly, quarterly, semiannual or annual anniversary (whichever corresponds to your selected frequency) of the date that we received your completed Dollar Cost Averaging Option form. The amounts transferred will receive the Unit Values for the affected Sub-Accounts at the end of the Valuation Date on which the transfers occur. If the anniversary is not a Valuation Date, then the transfer will occur on the next Valuation Date. Dollar cost averaging will terminate when we have transferred the total amount elected, or when the value in the Sub-Account from which transfers are made is insufficient to support the requested transfer amount.

You may terminate this option at any time by sending us written notice. When we receive written notice that you want to terminate the Dollar Cost Averaging Option, then we will stop all transfers, unless you instruct otherwise. You must complete a new Dollar Cost Averaging Option form and send it to our customer service center if you wish to continue the Dollar Cost Averaging Option after the expiration date you specified, or the amount in the elected Sub-Account is depleted, or you canceled the Dollar Cost Averaging Option.

We may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

ACCOUNT VALUE
On the Effective Date, your Account Value equals your initial payment. On any other day, your Account Value equals:

  your Account Value from the previous Valuation Date

  INCREASED BY:

1. any additional net payments we receive,

2. any increase in the Account Value due to positive investment results of the Sub-Accounts you selected, and

3. any interest earned on your Account Value held in the General Account;

  AND REDUCED BY:

4. any decrease in the Account Value due to negative investment results of the Sub-Accounts you selected,

5. a daily charge to cover our assumed mortality and expense risks and the cost of administering the Contract, and

6. any amounts you withdrew from the Contract, including any taxes.

If we charge a records maintenance fee or transfer fee in the future, we will deduct those amounts from your Account Value.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business on each Valuation Date and ends at the close of business on the next Valuation Date. A Valuation Date is each day that the New York Stock Exchange (NYSE) is open for business.

You should expect your Account Value to change between the Valuation Periods to reflect the investment experience of the Sub-Accounts in which you invest, any interest earned in the General Account, and the deduction of charges. Your Contract stops accumulating value after the Maturity Date.

UNIT VALUE. Each Sub-Account has a distinct value ("Unit Value"). When you allocate a payment or transfer an amount to a Sub-Account, we base the number of units you purchase on the Unit Value of the Sub-Account at the end of the Valuation Period during which you make the allocation. Units are redeemed in a similar manner when you transfer amounts out of, or withdraw amounts from, a Sub-Account.

For each Sub-Account, the Unit Value on a given Valuation Date is based on the net asset value of a share of the corresponding Portfolio in which such Sub-Account invests. Each Valuation Period has a single Unit Value that applies to each day in the Valuation Period and which is calculated as of the end of the Valuation Period. The Unit Value for each subsequent Valuation Period is the Investment Experience Factor (described below) for that Valuation Period multiplied by the Unit Value for the immediately preceding Valuation Period.

INVESTMENT EXPERIENCE FACTOR. The Investment Experience Factor measures a Sub-Account's investment performance during a Valuation Period. An Investment Experience Factor is calculated separately for each of the Sub-Accounts. A Sub-Account's Investment Experience Factor for a Valuation Period equals (a) divided by (b), minus (c), where:

  (a) is (i) the value of the net assets held in the Sub- Account at the end of the Valuation Period, PLUS

  (ii) the investment income and capital gains (realized or unrealized) credited to the net assets of that Sub-Account during the Valuation Period for which we determine the Investment Experience Factor, MINUS

  (iii) the capital losses (realized or unrealized) charged against those assets during the Valuation Period, MINUS

  (iv) any amount charged against the Sub-Account for taxes or any amount that we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-Account; and

  (b) is the value of the net assets of that Sub-Account at the end of the preceding Valuation Period; and

  (c) is a charge to compensate us for certain administrative expenses and mortality and expense risks that we assume in connection with the Contracts.


CONTRACT OWNERSHIP
You may designate a new Owner or Joint Owner at any time during the Annuitant's life. If you name a Joint Owner, then we will presume the ownership to be as joint tenants with right of survivorship, unless you otherwise specify. If any Owner dies before the Annuitant and before the Maturity Date, then the Owner's rights will belong to the surviving Joint Owner, if any, or otherwise to the Beneficiary(ies). The interest of any Owner or Joint Owner may be subject to the rights of any assignee.

A NEW OWNER OR A JOINT OWNER MAY NOT BE DESIGNATED UNDER A CONTRACT THAT QUALIFIES AS AN INDIVIDUAL RETIREMENT ANNUITY ("IRA") UNDER SECTION 408(B) OF THE CODE. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You may designate a new Owner by sending us written notice. The change will take effect as of the date you sign the written notice. We will not be liable for any payment made or other action taken before we receive and record the written notice.


ASSIGNMENT OF CONTRACT
Except in the case of a Contract that qualifies as an IRA under Section 408(b) of the Code, you may assign all or a portion of your right to receive annuity payments under the Contract or assign the Contract as collateral security.

If you assign any portion of the right to receive annuity payments before the Maturity Date, then the assignee is entitled to receive the assigned annuity payments in a lump sum, as of the Maturity Date. If you assign any portion of the right to receive the assigned annuity payments, after the Maturity Date, then the assignee will receive the assigned annuity payments in accordance with the annuity income option in effect on the Maturity Date. The assignee may not select an annuity income option or change an existing annuity income option.

For a Qualified Contract, certain assignments may adversely affect the qualification for special federal income tax treatment of the underlying retirement plan or individual retirement account. We urge potential purchasers of Qualified Contracts to consult their tax advisers.

If you assign the right to receive annuity payments or assign the Contract as collateral security, then your rights and those of any Beneficiary will be subject to the assignment. We are not responsible for the adequacy of any assignment and will not be bound by the assignment until we receive satisfactory written evidence of the assignment. Assignment of this Contract may cause adverse tax consequences. Please consult with a competent tax advisor prior to assigning this Contract.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


FULL AND PARTIAL SURRENDERS
At any time before the Maturity Date, you may fully or partially surrender the Contract, subject to certain conditions. If you surrender the Contract prior to the Maturity Date, you will receive the full Account Value less any applicable premium taxes or federal withholding.

We do not deduct surrender charges from full or partial surrenders of the Contract.

The minimum amount of a partial surrender is $500. The Contract must have an Account Value of at least $2,500 after the partial surrender. If we should increase minimum initial payment to $5,000, then Contracts issued after that date will be required to have an Account Value of at least $5,000 after a partial surrender.

Your partial surrender request must specify the amount you want withdrawn from each of the Sub-Accounts and/ or the General Account. If you withdraw value from the General Account, we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

YOU MUST PROVIDE US WITH SPECIFIC INSTRUCTIONS ABOUT HOW WE SHOULD WITHDRAW VALUE FROM THE SUB-ACCOUNTS AND/OR THE GENERAL ACCOUNT.

To make a partial surrender, you should send us a written request or call us, if you have a valid telephone transfer request form on file with us. You may make a full surrender only by sending us a written request. We will calculate the Account Value payable to you upon a full or partial surrender at the price next computed after we receive your surrender request.

If, when you make a surrender request, you have not provided us with a written election, not to have federal income taxes withheld, then we, by law, must withhold taxes from the taxable portion of the surrender. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

SYSTEMATIC WITHDRAWALS. We offer an option under which you may take partial surrenders of the Contract by systematic withdrawals. You may elect to receive systematic withdrawals before the Maturity Date by sending us a completed Systematic Withdrawal form at our customer service center that includes the written consent of any assignee or irrevocable Beneficiary. You may designate the systematic withdrawal amount as either a percentage of the Account Value or as a specified dollar amount. You may designate that systematic withdrawals be made monthly, quarterly, semiannually, or annually on a specific date. If you do not specify a date, then the systematic withdrawal option will begin on the date we receive the form. We will consider the effective date to be the first Valuation Date of the following month if we receive the form on the 29th, 30th or 31st or if you specify one of those dates.

Each systematic withdrawal must be at least $250. The systematic withdrawal option will terminate if the amount to be withdrawn exceeds the Account Value or would cause the Account Value to be below $2,500. If any portion of the systematic withdrawal is to be withdrawn from the General Account, then we will deduct the requested amount proportionately from each Declaration Period on a first-in, first-out basis within the Declaration Period(s).

Each systematic withdrawal will occur at the end of the Valuation Period during which you scheduled a withdrawal. We deduct the systematic withdrawal from your Account Value in the Sub-Accounts and/or the General Account, according to your specifications.

You may terminate this option at any time by sending us written notice. We will terminate this option if the amount to be withdrawn has caused the Account Value to be below $2,500. If you wish to resume systematic withdrawals, then you must send us a new Systematic Withdrawal form at our customer service center. We may discontinue, modify, or suspend the systematic withdrawal option at any time. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

ANNUITY PAYMENTS
If the Annuitant is living on the Maturity Date and the Contract is in force, then we will make fixed annuity payments to you under the annuity income option you select. We will make the first annuity payment within seven days after the Maturity Date.

The amount of the periodic annuity payments you receive depends upon:

   (i) the Account Value you have accumulated on the Maturity Date,

   (ii) the Annuitant's age and sex (or, in the case of Annuity Income Option 2, the age and sex of the Annuitant and the JOINT ANNUITANT) on the Maturity Date, and

   (iii) the annuity income option you selected.

On the Maturity Date, we determine the dollar amount of each annuity payment. That amount is fixed and will not change.

After the Maturity Date, the Contract no longer participates in the Variable Account. If, at the time of an annuity payment, you have not provided us with a written election not to withhold federal income taxes, then we, by law, must withhold such taxes from the taxable portion of such Annuity payment. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

We determine the amount of the monthly annuity payments under annuity income options 1, 2, and 3, described below, by dividing the Account Value on the Maturity Date by 1,000 and multiplying the result by the appropriate factor. The factor is calculated based on market interest rates at the time of maturity. The factor will be equal to or greater than that contained in the applicable table in your Contract.


ANNUITY INCOME OPTIONS
At any time before the Maturity Date, you may designate the annuity income option under which we will pay annuity payments. If you do not select an annuity income option by the Maturity Date, then we will make monthly annuity payments to you under annuity income option 1.

If the Account Value is less than $2,000 or if it is insufficient to produce monthly payments of at least $20, then no annuity income options will be available unless we consent. In such cases, we will pay the Account Value in a lump sum.

We may offer other annuity income options on the Maturity Date. We will provide you with information concerning the availability of any additional annuity income options before the time that you have to select an annuity income option.





We currently offer the following annuity income options:

OPTION 1. LIFE ANNUITY WITH INSTALLMENT REFUND -- We will make monthly annuity payments to you for the longer of:

   (i) the Annuitant's life; or

   (ii) until the sum of the monthly annuity payments made under the Contract equals the Account Value on the Maturity Date.

If the Owner dies before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated Beneficiary.

OPTION 2. JOINT AND SURVIVOR LIFE ANNUITY WITH INSTALLMENT REFUND -- We will make monthly annuity payments to you for the longer of:

   (i) either the Annuitant's or the Joint Annuitant's life; or

   (ii) until the sum of the monthly annuity payments made under the Contract equals the Account Value on the Maturity Date.

If all Owners die before the sum of the monthly annuity payments we paid equals the Account Value on the Maturity Date, then we will pay the remaining annuity payments to your designated Beneficiary.

If you select annuity income option 2, then you must designate a Joint Annuitant. We will use the Joint Annuitant's life to determine the duration of annuity payments under annuity income option 2. The age and sex of both the Annuitant and the Joint Annuitant determine the amount of the monthly annuity payments under annuity income option 2. At any time before the Maturity Date, you may select a different Joint Annuitant by sending us written notice. You may not select a new Joint Annuitant after the Maturity Date.

OPTION 3. INSTALLMENTS FOR LIFE -- We will make monthly annuity payments to you for as long as the Annuitant lives. Payments under this option will end with the last payment made before the Annuitant's death. Under this option it is possible that you will receive only one annuity payment if the Annuitant died before the date of the second payment, two if he or she dies before the third annuity payment date, etc.

For a Contract qualifying as an IRA under Section 408(b) of the Code, you may not select an annuity income option with a Period Certain that will guarantee annuity payments beyond the Annuitant's life (or life expectancy).


MATURITY DATE
The Maturity Date is the date on which we apply your money to an annuity income option. You may specify the Maturity Date in your application. You may change the Maturity Date at any time during the Annuitant's life by sending us a written request before the currently scheduled Maturity Date.

The Maturity Date must be a CONTRACT ANNIVERSARY that is not later than:

   (i) the Contract Anniversary nearest the Annuitant's 80th birthday; or

   (ii) ten years from the next Contract Anniversary, whichever is later.

If you do not specify a Maturity Date, then the Maturity Date will be the later of: (a) the 10th Contract Anniversary; or (b) the Contract Anniversary nearest the Annuitant's 80th birthday.

For a Qualified Contract, other than an IRA that satisfied Section 408(b) of the Code, the selection of certain Maturity Dates may adversely affect qualifying the underlying retirement plan for special federal income tax treatment. We urge potential purchasers of such Qualified Contracts to consult their tax advisers.

For a Qualified Contract that is an IRA under Section 408(b) of the Code, the minimum required distribution must be satisfied no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 701/2. Roth IRAs established under Section 408A of the Code are not subject to this requirement.


DEATH BENEFIT
If the Annuitant dies before the Maturity Date, then we will pay you, the Owner, a death benefit as specified in the Contract. We do not pay a death benefit if the Annuitant dies on or after the Maturity Date.

If the Annuitant dies before the Maturity Date, then we will pay you a lump sum death benefit equal to the greater of:

   (i) the Account Value; or

   (ii) the Guaranteed Death Benefit, which is the sum of the payments you made, minus the sum of any partial surrenders.

If the Owner is a natural person, then the Owner may elect to continue the Contract and become the Annuitant if the deceased Annuitant was not an Owner. We calculate the amount of the death benefit at the price next computed after we receive PROOF OF DEATH for the Annuitant. We will pay you within seven days of receiving the Proof of Death, or as soon as we have sufficient information to make the payment. The Owner has 60 days from the date the Company receives due Proof of Death to select an income option without incurring a tax on the entire gain in the Contract. If the Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance.
 We are required to report such gain to the IRS as income to the Owner. An additional 10% federal tax penalty may apply if the Owner is under age 59 1/2. Any amount included in the Owner's gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions. If the deceased Annuitant was an Owner, then we will in all events pay the Death Benefit within five years of the date of the deceased Annuitant's death.


BENEFICIARY PROVISIONS
If the Beneficiary survives the Owner(s), then the Beneficiary will receive amounts payable under the Contract. If you do not specify a Beneficiary, or if no Beneficiary survives you by 30 days, then your estate will receive any remaining amounts payable under the Contract. While the Annuitant is living, you may change the Beneficiary or Beneficiaries by sending us written notice. Once we receive the notice, we will initiate the change as of the date you signed the written notice. We will not be liable for any payment made or other action taken before we receive and record such written notice at our customer service center. A Beneficiary named irrevocably may not be changed without written consent of such Beneficiary. Any Beneficiary's interest is subject to the rights of any assignee.


DEATH OF OWNER
For a Nonqualified Contract in which any Owner is a natural person, is not the Annuitant, and dies before the Maturity Date and before the Annuitant's death, the death benefit provisions described above do not apply.

In such circumstances, we will pay to the non-spousal Joint Owner the Account Value in a lump sum no later than five years following the date of the Owner's death. If there is no Joint Owner, then we will pay the Beneficiary. We calculate the Account Value at the price next computed after we receive the Owner's Proof of Death. If the sole surviving Joint Owner or the sole Beneficiary is the Owner's surviving spouse, then he or she may elect to continue the Contract as if he or she were the original Owner.


EMPLOYMENT-RELATED BENEFIT PLANS
In 1983, the Supreme Court held in, Arizona Governing Committee v. Norris, that
                                    --------------------------------------
optional annuity payments provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. This Contract contains annuity payment rates for certain annuity income options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally,
                                               ------
on any employment-related insurance or benefit program for which they may purchase a Contract.

EXPENSES
--------------------------------------------------------------------------------

We do not deduct commissions or sales charges from your payments when you invest in the Contract. Nor do we not take surrender charges upon full or partial surrender of the Contract. We pay distribution expenses out of our own funds.

We will deduct certain charges and deductions from your Account Value to compensate us for providing the annuity payments, assuming certain risks in connection with the Contract, and administering the Contract.

If there are profits from the fees and charges that we deduct under the Contract, including but not limited to mortality and expense risk charges, then we may use such profits to finance the distribution of the Contracts.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a charge from your Contract's value in the Sub-Accounts for certain mortality and expense risks in connection with the Contracts. We deduct the charge daily at an annual rate of 0.40% of the average daily net assets you have in each Sub-Account. We reserve the right to increase the Mortality and Expense Risk Charge to 0.70%, the maximum set forth in the Contract.

The mortality and expense risk charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.

Changes in actual mortality experience or actual expense do not affect the Account Value or annuity payments. The mortality risks arise from the contractual obligations to pay death benefit before the Maturity Date and to make annuity payments for the Annuitant's entire life (or, in the case of annuity income option 2, the entire life of the Annuitant and the Joint Annuitant). Thus, we assure you that neither the Annuitant's longevity (or, in the case of annuity income option 2, the Annuitant's and the Joint Annuitant's longevity) nor a greater than expected improvement in life expectancy, will adversely affect the annuity payments. This eliminates the risk of outliving the funds accumulated for retirement in instances in which the Contract is purchased to provide funds for retirement. The expense risk is the risk that the actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, and costs of other services may exceed the amount recovered from any administrative charges.


CONTRACT ADMINISTRATION CHARGE
The Contract's administrative expenses include processing applications, Contract changes, tax reporting, full and partial surrenders, death claims, and initial and subsequent payments; preparing annual and semiannual reports to Owners and regulatory compliance reports; and overhead costs.

We deduct a charge from your Contract's value in the Sub-Accounts for the administrative expenses we incur in connection with the Contract and the Variable Account. We deduct the charge daily at an annual rate of 0.30% of the average daily net assets you have in each Sub-Account. The Contract Administration Charge only applies during the period from the Effective Date to the Maturity Date and is not imposed against the General Account. The Investment Experience Factor for each Sub-Account reflects this charge.


RECORDS MAINTENANCE CHARGE
Currently, we do not charge for records maintenance. The Contract permits us to deduct a maximum amount of $40 from your Account Value at the end of each Contract Year to reflect the cost of performing records maintenance for the Contracts. If we imposed this charge, then we would deduct it proportionately from each Sub-Account and each of the Declaration Period(s) in the General Account (on a first-in, first-out basis within each Declaration Period) in which you have allocated funds. If we deducted a Records Maintenance Charge, then it would apply only during the period from the Effective Date to the Maturity Date. If you surrender the Contract during a Contract Year, then we would not prorate it.


PREMIUM TAXES
Under New York law, we currently do not pay a premium tax. The Contract permits us to deduct any applicable premium taxes with respect to any future payments.


OTHER TAXES
We currently do not charge the Variable Account for any federal, state, or local taxes other than premium taxes. If we decide to impose any such taxes on the Variable Account, then we may deduct such taxes from amounts you have invested in the Variable Account.


TRANSFER CHARGES
We do not charge for transfers among Sub-Accounts. However, the Contract permits us to deduct $20 from each Sub-Account for each transfer you make in excess of two in a Contract Year.

We do not consider the following to be transfers: (i) initial allocations of payments, (ii) reallocations among the Declaration Periods within the General Account, or (iii) reallocations from the General Account to any Sub-Accounts at the end of a Declaration Period.

We treat all transfer requests, made at the same time, as one request. We may impose the transfer charge at any time.

PORTFOLIO CHARGES
The Portfolios deduct investment charges from amounts you have invested in the Portfolios. These charges range from 0.45% to 1.22% annually, depending on the Portfolio. For more information, see the Fund's prospectus.

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. INTRAMERICA MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF INTRAMERICA LIFE
INSURANCE COMPANY
Intramerica is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Intramerica, and its operations form a part of Intramerica, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Intramerica believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Intramerica does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Intramerica does not intend to make provisions for any such taxes. If Intramerica is taxed on investment income or capital gains of the Variable Account, then Intramerica may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. Intramerica is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.





EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Intramerica does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Intramerica does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death.

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract
  Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Intramerica (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Intramerica is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Intramerica is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. Intramerica reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible

IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing owners of any IRA to select certain death benefits that offer enhanced earnings.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Intramerica is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Intramerica is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Intramerica is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form.
 If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Intramerica is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


GENERAL PROVISIONS
--------------------------------------------------------------------------------


THE CONTRACT
The Contract, its endorsements, riders, and the Contract application constitute the entire contract between Intramerica and the Owner. Only the President, a Vice President, or the Secretary of Intramerica is authorized to change or waive the terms of a Contract. Any change or waiver must be in writing and signed by one of those persons.


DELAY OF PAYMENT AND TRANSFERS
We will pay any amount due from the Variable Account for a full or partial surrender, the death benefit, or the death of the Owner of a Nonqualified Contract, generally within seven days from the date we receive written notice. We may be permitted to defer such payment, and transfers, if:

.. the NYSE is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

.. an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

.. the SEC permits a delay for the protection of Owners.

We anticipate that payments and transfers from the General Account will occur within seven business days after receipt of written notice. We reserve the right to defer payments to be made from the General Account for up to six months.

We may postpone any payment that is derived, all or in part, from any amount paid to us by check or draft until we determine that such instrument has been honored.


CONTRACT EXPIRATION
The Contract will expire and be of no effect when the Account Value is insufficient to cover deductions for the mortality and expense risk charge, the contract administration charge, any records maintenance charge, or transfer charges.






MISSTATEMENT OF AGE OR SEX
If the Annuitant's age or sex (and/or the Joint Annuitant's age or sex, if annuity income option 2 is selected) has been misstated on the application, then we will recalculate the annuity payments to reflect the calculations that would have been made had the Annuitant's (and/or Joint Annuitant's) age and sex been correctly stated. If we underpay or overpay the annuity benefit because of a misstatement, then we will add or subtract that amount, with interest at 6% per year, from the current or next succeeding payment.


NONPARTICIPATING CONTRACT
The Contract does not participate in our divisible surplus. The Contract does not pay dividends.


NOTICES AND INQUIRIES
Please send any written notice or request to:

  Scudder Horizon Plan
  Customer Service Center
  P.O. Box 94038
  Palatine, IL 60094-4038

Send overnight mail to:

  Scudder Horizon Plan
  Customer Service Center
  300 N. Milwaukee Avenue
  Vernon Hills, IL 60061

Any notice or request must be on the form and contain the information we require. This includes the Contract number and your full name and signature. Any notice that we send you will be sent to the address shown in the application unless we have on file a written notice of an address change. All inquiries should include your Contract number and full name. If you need additional information, you may call us at (800) 833-0194.


RECORDS AND REPORTS
At the end of each calendar quarter, Allstate, or its designee, on our behalf, will send you, at your last known address of record, statements listing the Account Value, additional payments, transfers, any charges, and any partial surrenders made during the year. You will also be sent the Fund's annual and semiannual reports.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------

ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Intramerica does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Owners arising out of services rendered or Contracts issued.

ALFS has contracted with Scudder Investor Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contracts. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc. Individuals directly involved in the sale of the Contracts are registered representatives of Scudder and our licensed agents. The principal address of Scudder is 345 Park Avenue, New York, New York 10154.

The Contracts will be offered to the public on a continuous basis. Both ALFS and Scudder reserve the right to discontinue the offering at any time.


THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

Amounts you allocate or transfer to the General Account become part of our General Account assets that support our annuity and insurance obligations. The General Account includes all of our assets, except those assets segregated in separate accounts. According to the investment advisory agreement effective July 1, 1999 between Intramerica and Allstate Insurance Company, Allstate Insurance Company is responsible for investing the assets of the General Account, subject to applicable law.

Because of exemptive and exclusionary provisions in the federal securities laws, we have not registered interests in the General Account under the Securities Act of 1933 (the "1933 Act"), and the General Account is not registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is subject to the provisions of such statutes, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the general account. However, disclosures about the General Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We guarantee that we will credit interest to amounts you allocate to the General Account at an effective annual rate of at least 3.5% compounded monthly. We may declare higher interest rates from time to time at our discretion. We will credit the declared interest rate for a specific period of time, called a Declaration Period. A Declaration Period will not be less than one year or more than 3 years. You may elect one or more Declaration Periods currently offered when you allocate or transfer funds to the General Account. At any one time, your money held in a Declaration Period may be earning different declared interest rates, if you allocated funds to that Declaration Period at different times.

We cannot accept allocations to the General Account that would increase your Contract's value in the General Account to over $250,000. We guarantee that the value held in the General Account will equal all amounts that you allocated or transferred to the General Account, plus any interest credited, less any amounts that you surrendered or transferred from the General Account, and less any applicable charges. Amounts you allocate to the General Account do not share in the investment experience of the General Account.

You may not allocate or transfer an amount from or within the General Account to the General Account before the end of that amount's Declaration Period. We will send notice to you 30 days before the expiration of a Declaration Period and ask you how to reallocate the amounts in the expiring Declaration Period. IF WE DO NOT RECEIVE YOUR INSTRUCTIONS BEFORE THE END OF THE DECLARATION PERIOD, THEN WE WILL TRANSFER YOUR VALUE IN THE EXPIRING DECLARATION PERIOD TO THE MONEY MARKET SUB-ACCOUNT.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions we received from persons having voting interests in the Sub-Accounts. If we determine that the law permits us to vote the Fund's shares in our own right, then we may elect to do so.

We will separately calculate the number of votes that you have the right to instruct for each Sub-Account. We will determine the number of votes for each Sub-Account, that you have the right to instruct, by dividing your Contract's value in a Sub-Account by the net asset value per share of the corresponding Portfolio in which the Sub-Account invests. We count fractional shares. The number of votes of a Portfolio, that you have the right to instruct, will be determined as of the same date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications before that meeting in accordance with procedures established by the Fund.

We will vote the Fund's shares, for which we do not receive timely instructions, in proportion to the voting instructions which we receive for all of the variable annuity contracts (including the Contracts) that we issue and are participating in that Portfolio. We will also vote our shares that are not attributable to variable annuity contracts in the same proportion.

Separate accounts of other insurance companies, including insurance companies affiliated with us, may also invest premiums for variable life and variable annuity contracts in the Fund. It is to be expected that Fund shares held by those separate accounts will be voted according to the instructions of the owners of those variable life and variable annuity contracts. This will dilute the effect of your voting instructions. We do not see any disadvantages to this dilution.

Each person having a voting interest in a Sub-Account will receive proxy material, reports, and other materials relating to the appropriate Portfolio.


LEGAL MATTERS
--------------------------------------------------------------------------------

Foley & Lardner, Washington, D.C., has advised Intramerica on certain federal securities law matters. All matters of New York law pertaining to the Contracts, including the validity of the Contracts and Intramerica's right to issue such Contracts under New York insurance law, have been passed upon by Michael J. Velotta, General Counsel of Intramerica.


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act with respect to the Contract offered hereby. This prospectus does not contain all of the information set forth in the full registration statement. For instance, this prospectus only summarizes the contents of the Contract and other legal instruments contained in the full registration statement. For a complete statement of the terms of those documents, please refer to the full registration statement as filed.

TABLE OF CONTENTS FOR STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

State Regulation of Intramerica

Additions, Deletions, or Substitutions of Investments

Certain Federal Income Tax Consequences
of Certain Exchanges and Surrenders

Safekeeping of the Variable Account's Assets

Calculation of Yields And Total Returns

Money Market Sub-Account Yields

Other Sub-Account Yields



Total Returns

Effect of the Records Maintenance Charge on
Performance Data

Other Performance Data

Cumulative Total Returns

Adjusted Historic Portfolio Performance

Comparison of Performance and Expense Information

Experts

Financial Statements

APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following condensed financial information is derived from the financial statements of the Variable Account. You should read the data along with financial statements, related notes, and other financial information included in the Statement of Additional Information.

The following table sets forth information regarding the Sub-Accounts for a Contract for the period from December 31, 1991 through December 31, 2001.



BALANCED SUB-ACCOUNT

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          44.412                   139,707
    2000          47.612                   144,821
    1999          49.936                   156,989
---------------------------------------------------------------
    1998          42.735                   156,673
    1997          34.936                   129,522
    1996          28.326                   143,029
---------------------------------------------------------------
    1995          25.496                   139,688
    1994          20.270                   127,222
    1993          20.840                   148,473
---------------------------------------------------------------
    1992          19.531                   119,541
    1991          18.389                    37,971
---------------------------------------------------------------



 BOND SUB-ACCOUNT

  UNIT VALUE AT END OF YEAR    NUMBER OF UNITS AT END OF YEAR
--------------------------------------------------------------
    2001          29.870                   49,665
    2000          28.448                   58,340
    1999          25.911                   56,407
--------------------------------------------------------------
    1998          26.344                   67,746
    1997          24.894                   79,182
    1996          22.979                   85,140
--------------------------------------------------------------
    1995          22.508                   96,927
    1994          19.181                   94,625
    1993          20.287                   98,676
--------------------------------------------------------------
    1992          18.179                   96,098
    1991          17.109                   62,249
--------------------------------------------------------------

 CAPITAL GROWTH SUB-ACCOUNT

UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
-------------------------------------------------------------
    2001         53.741                  259,678
    2000         67.112                  270,948
    1999         75.010                  303,190
-------------------------------------------------------------
    1998         55.857                  277,711
    1997         45.649                  258,472
    1996         33.863                   85,140
-------------------------------------------------------------
    1995         28.388                   96,927
    1994         22.222                   94,625
    1993         24.773                   98,676
-------------------------------------------------------------
    1992         20.638                   96,098
    1991         19.514                   62,249
-------------------------------------------------------------




GLOBAL DISCOVERY SUB-ACCOUNT*

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          19.648                   132,638
    2000          26.241                   174,680
    1999          27.900                   139,329
---------------------------------------------------------------
    1998          16.937                   120,918
    1997          14.648                   125,941
    1996*         13.126                   115,344
---------------------------------------------------------------




 GROWTH AND INCOME SUB-ACCOUNT*

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          25.693                   248,273
    2000          29.171                   277,175
    1999          30.005                   321,212
---------------------------------------------------------------
    1998          28.485                   446,200
    1997          26.835                   503,367
    1996          20.713                   381,681
---------------------------------------------------------------
    1995          17.075                   279,098
    1994          13.053                   145,245
---------------------------------------------------------------

 INTERNATIONAL SUB-ACCOUNT

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          32.340                   174,286
    2000          47.104                   224,670
    1999          60.583                   283,758
---------------------------------------------------------------
    1998          39.486                   247,493
    1997          33.560                   261,369
    1996          30.987                   305,834
---------------------------------------------------------------
    1995          27.188                   302,226
    1994          24.641                   339,372
    1993          25.027                   261,484
---------------------------------------------------------------
    1992          18.287                    84,950
    1991          19.003                    36,962
---------------------------------------------------------------




LARGE COMPANY GROWTH*/GROWTH SUB-ACCOUNT**

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001               0                         0
    2000          11.070                    51,327
    1999          20.592                   346,599
---------------------------------------------------------------




MONEY MARKET SUB-ACCOUNT

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          22.390                   509,877
    2000          21.700                   431,292
    1999          20.592                   346,599
---------------------------------------------------------------
    1998          19.749                   356,660
    1997          18.890                   226,875
    1996          18.074                   238,274
---------------------------------------------------------------
    1995          17.316                   243,859
    1994          16.507                   268,339
    1993          16.030                   131,078
---------------------------------------------------------------
    1992          15.740                   125,768
    1991          15.341                    47,824
---------------------------------------------------------------



21ST CENTURY GROWTH SUB-ACCOUNT*

  UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
---------------------------------------------------------------
    2001          10.324                    20,549
    2000          13.518                    57,277
    1999          20.592                   346,599
---------------------------------------------------------------

* The Growth and Income Sub-Account commenced operations on May 1, 1994. The Global Discovery Sub-Account commenced operations on May 1, 1996. The 21st Century Growth Sub-Account and Large Company Growth Sub-Account commenced operations on May 3, 1999. The Unit Value for these Sub-Accounts at commencement was 12.500.

** On April 30, 2001 the Large Company Growth Sub-Account was merged into the Growth Sub-Account. The Growth Sub-Account commenced operations on May 1, 2001 with a Unit Value of 9.59.

GROWTH SUB-ACCOUNT*

 UNIT VALUE AT END OF YEAR    NUMBER OF  UNITS AT END OF YEAR
--------------------------------------------------------------
    2001          8.436                   13,693
--------------------------------------------------------------


* On April 30, 2001 the Large Company Growth Sub-Account was merged into the Growth Sub-Account. The Growth Sub-Account commenced operations on May 1, 2001 with a Unit Value of 9.59.

                      Statement of Additional Information

                                     for the

                              Scudder Horizon Plan

                    A Flexible Premium Deferred Variable Annuity

                                 Issued through

                      Intramerica Variable Annuity Account

                                   Offered by

                       Intramerica Life Insurance Company
                             Customer Service Center

                                 P.O. Box. 94038
                             Palatine, IL 60094-4038
                                 1-800-833-0194

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Scudder Horizon Plan, a flexible premium deferred variable annuity (the "Contract") offered by Intramerica Life Insurance Company.

You may obtain a copy of the Scudder Variable Series I prospectus dated May 1, 2002 or the Scudder Variable Series II prospectus dated May 1, 2002 by calling 1-800-225-2470 or writing to:



                   Scudder Insurance Agency of New York, Inc.,
                                345 Park Avenue,
                            New York, New York 10154.

Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.




                                Dated May 1, 2002

Table of Contents for Statement of Additional Information

STATE REGULATION OF INTRAMERICA........................................
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF
     INVESTMENTS.......................................................
     Certain Federal Income Tax Consequences
     of Certain Exchanges and Surrenders...............................

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS...........................
CALCULATION OF YIELDS AND TOTAL RETURNS................................
     Money Market Sub-Account Yields...................................
     Other Sub-Account Yields..........................................
     Total Returns....................................................
     Effect of the Records Maintenance Charge on
         Performance Data.............................................
OTHER PERFORMANCE DATA................................................
     Cumulative Total Returns.........................................
     Adjusted Historic Portfolio Performance..........................
     Comparison of Performance and Expense Information................
EXPERTS...............................................................
FINANCIAL STATEMENTS..................................................

In order to supplement the description in the prospectus, this document provides additional information about Intramerica and the Contract that may be of interest to you.

STATE REGULATION OF INTRAMERICA

We are a stock life insurance company organized under the laws of the State of New York on March 24, 1966. We are subject to regulation by the State of New York Insurance Department. We file quarterly statements covering the operations and reporting on the financial condition of Intramerica with the New York Superintendent of Insurance. Periodically, the Superintendent examines the financial condition of Intramerica, including the liabilities and reserves of the Variable Account and any other separate account of which we are the depositor.

Intramerica is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate"), an Illinois stock life insurance company.

The Variable Account was originally established by First Charter Life Insurance Company ("First Charter") on June 8, 1988. At that time, First Charter's corporate name was "Baldwin Life Insurance Company" and the Variable Account was named "Baldwin Variable Annuity Account." These names were changed to "First Charter Life Insurance Company" and "First Charter Variable Annuity Account" respectively, in October, 1988. On November 1, 1992, First Charter was merged with and into Intramerica. Pursuant to the merger, Intramerica acquired the Variable Account which was then renamed "Intramerica Variable Annuity Account." On July 1, 1999, Allstate announced that it had purchased Intramerica from Leucadia National Corporation ("Leucadia").

ALFS,  Inc.  is  the  principal  underwriter  of  the  Contract

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

From time to time, we may make certain changes in the Variable Account and its investments. We may substitute shares of any Portfolio for shares of another Portfolio of the Fund or another registered open-end management investment company. We may do so if the shares of the Portfolio are no longer available for investment or if we decide that investment in any Portfolio would be inappropriate in view of the purposes of the Variable Account. We will not substitute or eliminate the shares of a Portfolio in which your Contract is invested without prior approval of the SEC and we will notify you of our intent. This will be done to the extent required by the 1940 Act.

We may add or delete Sub-Accounts in our discretion when we decide that marketing, tax, investment, or other conditions warrant such additions or deletions. Each additional Sub-Account will purchase shares in a Portfolio of the Fund or in another mutual fund or investment vehicle. If we eliminate a Sub-Account, then we will notify you and request that you reallocate the amounts you have invested in the eliminated Sub-Account. If you do not provide us with your desired reallocations, then we will reinvest the amounts in the eliminated Sub-Account into the Sub-Account that invests in the Money Market Portfolio.

In the event of any such substitution, change, or elimination, we may, by appropriate endorsement, change the Contracts as may be necessary or appropriate to reflect such substitution, change, or elimination. Furthermore, if we deem it to be in the best interests of persons having voting rights under the Contracts, then the Variable Account may be: (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) de-registered under the 1940 Act, in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent applicable law permits, we may transfer the assets of the Variable Account associated with the Contracts to another separate account.

The investment policy of the Variable Account will not be changed unless the Superintendent of Insurance of the State of New York approves the change. CERTAIN FEDERAL INCOME TAX CONSEQUENCES OF CERTAIN EXCHANGES AND SURRENDERS

Under Section 1035 of the Tax Code ("Code"), generally no gain or loss is recognized on a qualifying exchange of an annuity contract for another annuity contract. A direct exchange of an annuity contract for the Contract qualifies as an exchange under Section 1035 of the Code. There are, however, certain exceptions to this rule. Moreover, although the issue is not free from doubt, certain surrenders under an annuity contract followed by an investment in the Contract also may qualify as exchanges under Section 1035 of the Code. Due to the uncertainty of the rules regarding the determination of whether a transaction qualifies under Section 1035 of the Code, prospective purchasers are urged to consult their own tax advisers.

In addition to being nontaxable events, certain exchanges under Section 1035 of the Code also may result in a carry-over of the federal income tax treatment of the old annuity contract to the new annuity contract. Due to the complexity of the rules regarding the proper treatment of an exchange qualifying under Section 1035 of the Code prospective purchasers are urged to consult their own tax advisers.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold the assets of the Variable Account. The assets are kept segregated and held separate and apart from Intramerica's general funds. We maintain records of all purchases and redemptions of the shares of each Portfolio. A blanket fidelity bond in the amount of $10,000,000 covers all of the officers and employees of Intramerica.


CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, we may disclose yields, total returns and other performance data pertaining to the Contracts for the Sub-Accounts in accordance with the standards prescribed by the Securities and Exchange Commission. Because of the charges and deductions imposed under the Contract, the yield for the Sub-Accounts will be lower than the yield for their respective Portfolios. Also, because of differences in Variable Account charges for different variable annuity contracts invested in the Variable Account, the yields, total returns and other performance data for the Sub-Accounts will be different for the Contract than for such other variable annuity contracts. The calculations of yields, total returns and other performance data do not reflect the effect of any taxes.

The yields and total returns for periods prior to the date the Sub-Accounts commenced operations, when disclosed, are based on the performance of the Portfolios adjusted to reflect the level of Contract charges equal to those currently assessed against the Sub-Accounts. The Sub-Accounts and Portfolios commenced operations, as indicated.


     Sub-Account/Portfolio            Sub-Account         Portfolio
     --------------------             ----------          ---------


         Balanced                     July 11, 1990         July 16, 1985
         Bond                         July 11, 1990         July 16, 1985
         Capital Growth               July 11, 1990         July 16, 1985
         Global Discovery             May 1, 1996           May 1, 1996
         Growth and Income            May 2, 1994           May 2, 1994
         International                July 11, 1990         May 1, 1987
         Growth(1)                    May 1, 2000           December 9, 1983
         21st Century Growth          May 1, 2000           May 3, 1999
         Money Market                 July 11, 1990         July 16, 1985



(1) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account and effective May 1, 2001, the Large Company Growth Portfolio merged into the Scudder Variable Series II Growth Portfolio.

Money Market Sub-Account Yields

We compute the Current Yield by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of a seven-day period in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of the seven-day period, dividing the net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in Account Value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Contract Administration Charge of 0.30% and the Mortality and Expense Risk Charge of 0.40%. The Current Yield is calculated according to the following formula:



                  Current Yield = ((NCS - ES) / UV)  x  (365 / 7)

We may also disclose the Effective Yield of the Money Market Sub-Account for the same seven-day period determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

 Effective Yield = (1 + ((NCS - ES) / UV)) (to the power of 365 / 7) - 1

Where, for both formulas:

NCS = The net change in the value of the Portfolio (exclusive of realized gains a and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Sub-Account unit under a Contract.

ES = Per unit expenses of the Sub-Account for the Contracts for the seven-day period.

UV = The Unit Value for a Contract on the first day of the seven-day period.

The Current and Effective Yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and its operating expenses.

Other Sub-Account Yields

The 30-Day Yield refers to income generated by the Bond Sub-Account over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period and (iv) multiplying that result by 2. Expenses attributable to the Bond Sub-Account for the Contracts include the administration charge and the mortality and expense risk charge. The 30-Day Yield is calculated according to the following formula:

        30-Day Yield  = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the Portfolio for the 30-day period attributable to the Sub-Account's units.

ES = Expenses of the Sub-Account for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The Unit Value for a Contract at the close (highest) of the last day in the 30-day period.

The 30-Day Yield on amounts held in the Bond Sub-Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Sub-Account's actual yield is affected by the types and quality of securities held by the Portfolio and its operating expenses.

Total Returns

We may disclose Standard Average Annual Total Returns ("Total Returns") for one or more of the Sub-Accounts for one, five and ten years and for a period from the date of commencement of the Sub-Account's operations if shorter than any of the foregoing. Total Returns for other periods of time may, from time to time, also be disclosed. Based on the method of calculation described below, the Total Returns for the Sub-Accounts are set out below.

On May 1, 2001, the Scudder Large Company Growth
Portfolio merged with the Scudder Variable Series II Growth Portfolio in order to streamline the management and operations of the Portfolio. For administrative convenience, we made a corresponding change in the name of the Variable Sub-Account. For periods prior to May 1, 2001, the Growth Variable Sub-Account was invested in the Scudder Large Company Growth Portfolio.



                                                              Ten Year Period
Sub-Account (1)       One Year Period      Five Year Period   Ending 12/31/01 or
                      Ending 12/31/01       Ending 12/31/01    Since Inception


Balanced                  -6.72%               9.41%                 9.22%

Bond                       5.00%               5.39%                 5.73%

Capital Growth (3)       -19.92%               9.68%                10.66%

Global Discovery (3)     -25.12%               8.41%                 8.30%

Growth (2)               -20.45%                N/A                -25.21%

Growth and Income (3)    -11.92%               4.41%                 9.85%

International            -31.34%               0.86%                 5.46%

Money Market               3.22%               4.38%                 3.86%

21st Century Growth (2)  -23.63%                N/A                -26.23%



(1)The inception date for each of the Sub-Accounts appears under "Calculation of Yields and Total Returns," above.

(2)Five-Year and Ten-Year Average Annual Total Returns are not available for the Growth Sub-Account or the 21st Century Growth Sub-Account as they or their predecessor began operations on May 1, 2000.

(3)Ten-Year Average Annual Total Returns are not available for the Growth and Income Sub-Account, as it began operations on May 1, 1994 or for the Global Discovery Sub-Account as it began operations on May 1, 2000.

Total Returns represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

We will calculate Total Returns using Sub-Account Unit Values which Intramerica calculates on each Valuation Date based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the Mortality and Expense Risk Charge of 0.40%, and the Contract Administration Charge of 0.30%. The Total Return is calculated according to the following formula:

                  TR=(ERV / P )(to the power of 1 / N) - 1

Where:

TR = The average annual total return net of Sub-Account recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P        =  A hypothetical single payment of $1,000.
N        =  The number of years in the period.



OTHER PERFORMANCE DATA

Cumulative Total Returns


We may also disclose Cumulative Total Returns for periods before the date that the Sub-Accounts began operations. For periods before the date the Sub-Accounts began operations, cumulative performance information is calculated based on the performance of the underlying Portfolios adjusted to reflect all current fees under the Contract, including a Contract Administration Charge of 0.30%, and a Mortality and Expense Risk Charge of 0.40%.


Based on the method of calculation described below, the Cumulative Total Returns for the Sub-Accounts for the periods ending December 31, 2001, are set out below.

The cumulative total return figures for the Growth Variable Sub-Account are based on the historical performance of the Large Company Growth Portfolio from May 1,2000 through April 30, 2001, and reflect the performance of the Growth Portfolio in which the Variable Sub-Account invested after April 30, 2001.




                                                              Ten Year Period
Sub-Account(1)        One Year Period      Five Year Period   Ending 12/31/01 or
                     Ending 12/31/01       Ending 12/31/01    Since Inception

Balanced                    -6.72%              56.81%           141.60%

Bond                         5.00%              30.01%            74.64%

Capital Growth             -19.92%              58.72%           175.48%

Global Discovery (3)       -25.12%              49.71%            57.21%

Growth (2)                 -20.45%               N/A             -38.41%

Growth and Income (3)      -11.92%              24.06%           105.59%

International              -31.34%               4.38%            70.24%

Money Market                 3.22%              23.90%            46.00%

21st Century Growth (2)    -23.63%               N/A             -39.81%





(1)The inception date for each of the Sub-Accounts and Portfolios appears under "Calculation of Yields and Returns," above.

(2) Five-Year and Ten-Year Cumulative Total Returns are not available for the Growth Sub-Account or the 21st Century Sub-Account as they began operations May 1, 2000. Therefore, Five-Year and Ten-Year Cumulative Total Returns for the aforementioned Sub-Accounts are based on the inception dates of the portfolios underlying those Sub-Accounts, where available.

(3)Ten-Year Cumulative Total Returns are not available for the Growth and Income Sub-Account, as it began operations on May 2, 1994, or for the Global Discovery Sub-Account as it began operations on May 1, 1996. Therefore, the Ten-Year Cumulative Total Return for these Sub-Accounts are based on the inception dates of the Portfolios underlying the Sub-Accounts, where available.




The Cumulative Total Returns are calculated using the following formula:

                              CTR = (ERV / P) - 1
Where:

CTR = The Cumulative Total Return net of Sub-Account recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P = A hypothetical single payment of $1,000.


All non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

Adjusted Historical Performance


We may also disclose total return for periods before the date that the Sub-Accounts began operations. For periods prior to the date the Sub-Accounts commenced operations, adjusted historical performance information will be calculated using on the performance of the underlying Portfolios adjusted to reflect some or all of the charges equal to those currently under the Contract.

In the tables below, average annual total returns for the Portfolios were reduced by all current fees and charges under the Contract, including the Mortality and Expense Risk Charge of 0.40% and the Contract Administration Charge of 0.30%.

The adjusted historical performance figures for the Growth Variable Sub-Account are based on the historical performance of the Growth Portfolio. These figures do not reflect the performance of the Large Company Growth Portfolio in which the Variable Sub-Account invested prior to May 1, 2001.

                                                             Ten Year Period
                     One Year Period    Five Year Period     Ending 12/31/01 or
Sub-Account(1)        Ending 12/31/01    Ending 12/31/01      Since Inception



Balanced                     -6.72%            9.41%              9.22%

Bond                          5.00%            5.39%              5.73%

Capital Growth              -19.92%            9.68%             10.66%

Global Discovery (3)        -25.12%            8.41%              8.30%

Growth (2)(4)               -22.90%            3.05%              6.65%

Growth and Income (3)       -11.92%            4.41%              9.85%

International               -31.34%            0.86%              5.46%

Money Market                  3.22%            4.38%              3.86%

21st Century Growth (2)     -23.63%            N/A                1.21%




(1) The inception date for each of the Portfolios underlying the Sub-Accounts appears under "Calculation of Yields and Returns," above.

(2)Five-Year and Ten-Year Average Annual Total Returns are not available for the Growth Sub-Account or the 21st Century Growth Sub-Account as they began operations on May 1, 2000. Therefore, Five-Year and Ten-Year Average Annual Total Returns are based on the inception dates of the Portfolios underlying those Sub-Accounts, where available.

(3)Ten-Year Average Annual Total Returns are not available for the Growth and Income Sub-Account as it began operations on May 1, 1994, or for the Global Discovery Sub-Account as it began operations on May 1, 1996. Therefore, the Ten-Year Average Annual Total Return for the Growth and Income Sub-Account and the Global Discovery Sub-Account are based on the inception dates of their underlying Portfolios, where available.

(4) Prior to May 1, 2001, the Growth Sub-Account was named the Large Company Growth Sub-Account.

Comparison of Performance and Expense Information

Expenses and performance information for the Contract and each Sub-Account may be compared in advertising, sales literature, and other communications to expenses and performance information of other variable annuity products investing in mutual funds (or investment portfolios of mutual funds) with investment objectives similar to each of the Sub-Accounts tracked by independent services such as Lipper Analytical Services, Inc. ("Lipper"), Morningstar and the Variable Annuity Research Data Service ("V.A.R.D.S."). Lipper, Morningstar and V.A.R.D.S. monitor and rank the performance and expenses of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. V.A.R.D.S. rankings only compare variable annuity issuers. The performance analyses prepared by Lipper and V.A.R.D.S. each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges or certain expense deductions at the separate account level into consideration. The performance analyses prepared by Morningstar rate Sub-Account performance relative to its investment class based on total returns. Morningstar deducts front-end loads from total returns and deducts half of the surrender charge, if applicable, for the relevant time period when calculating performance figures. In addition, Morningstar and V.A.R.D.S. prepare risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories defined by the degree of risk inherent in their investment objectives.

From time to time, we may also compare the performance of each Sub-Account to indices that measure stock market performance, such as Standard & Poors 500 Composite ("S & P 500") or the Dow Jones Industrial Average ("Dow"). Unmanaged indices such as these may assume reinvestment of dividends but generally do not reflect deductions for the expenses of operating and managing an investment portfolio.


EXPERTS

The financial statements of Intramerica as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses Intramerica Life Insurance Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


Financial Statements

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Intramerica as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule of Intramerica and the accompanying Independent Auditor's Reports appear in the pages that follow. The financial statements and schedules of Intramerica included herein should be considered only as bearing upon the ability of Intramerica to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
INTRAMERICA LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Intramerica Life Insurance Company (the "Company," an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for the years ended December 31, 2001 and 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period). Our audits also included Schedule IV - Reinsurance for the years ended December 31, 2001 and 2000, the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period July 1, 1999 through December 31, 1999 (Successor Period). These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000 and the results of its operations and its cash flows for the years ended December 31, 2001 and 2000 and the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance for the years ended December 31, 2001 and 2000 and the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period), when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As more fully described in Note 2 to the financial statements, Allstate Life Insurance Company acquired the Company as of July 1, 1999, in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the Successor Periods are presented on a different basis of accounting than that of the Predecessor Period and therefore are not completely comparable.



/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       INTRAMERICA LIFE INSURANCE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                         Period from     Period from
                                                                                        July 1, 1999   January 1, 1999
                                                       Year ended       Year ended         through         through
                                                      December 31,     December 31,      December 31,       June 30,
                                                          2001            2000              1999             1999
(in thousands)                                        (Successor)      (Successor)       (Successor)     (Predecessor)
                                                      -------------    -------------    -------------    -------------
REVENUES
Premiums and contract charges (net of reinsurance
     ceded of $3,529, $3,975, $1,936 and $2,613)      $         371    $         474    $         223    $         174
Net investment income                                         1,220            1,082              487              440
Realized capital gains and losses                                 3             (115)             (17)              (6)
Gain on reinsurance                                             645              706              387            8,351
                                                      -------------    -------------    -------------    -------------
                                                              2,239            2,147            1,080            8,959
                                                      -------------    -------------    -------------    -------------

COSTS AND EXPENSES
Contract benefits (net of reinsurance recoveries
    of $3,314, $3,976, $1,712 and $(15,726))                    (88)              34             (139)              32
Operating costs and expenses                                    773              716              218              286
                                                      -------------    -------------    -------------    -------------
                                                                685              750               79              318
                                                      -------------    -------------    -------------    -------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE              1,554            1,397            1,001            8,641
Income tax expense                                              512              519              439            3,025
                                                      -------------    -------------    -------------    -------------

NET INCOME                                                    1,042              878              562            5,616
                                                      -------------    -------------    -------------    -------------


OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses              92              439             (172)            (291)
                                                      -------------    -------------    -------------    -------------

COMPREHENSIVE INCOME                                  $       1,134    $       1,317    $         390    $       5,325
                                                      =============    =============    =============    =============

               See notes to financial statements.

                     INTRAMERICA LIFE INSURANCE COMPANY
                      STATEMENTS OF FINANCIAL POSITION

                                                                    December 31,
                                                          -----------------------------
                                                               2001            2000
                                                          ------------     ------------
(in thousands, except par value data)
ASSETS
Investments
   Fixed income securities,  at fair value
      (amortized cost $16,962 and $15,698)                $     17,515     $     16,109
   Short-term                                                    2,778            1,226
                                                          ------------     ------------
       Total investments                                        20,293           17,335

Cash                                                               255            1,708
Reinsurance recoverables, net                                   30,872           32,546
Accrued investment income                                          201              359
Current income tax recoverable                                       -               55
Deferred income taxes                                            1,588            1,851
Receivable from affiliate, net                                     159                -
Other assets                                                     5,753            6,236
Separate Accounts                                               48,009           60,692
                                                          ------------     ------------
        TOTAL ASSETS                                      $    107,130     $    120,782
                                                          ============     ============

LIABILITIES
Reserve for life-contingent contract benefits             $     29,284     $     30,847
Contractholder funds                                             2,633            1,782
Other liabilities and accrued expenses                             292              953
Deferred gain on reinsurance                                     4,792            5,437
Current income tax payable                                           1                -
Payable to affiliates, net                                           -               86
Separate Accounts                                               48,009           60,692
                                                          ------------     ------------
        TOTAL LIABILITIES                                       85,011           99,797
                                                          ------------     ------------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $7 par value, 300,000 shares
     authorized, issued and outstanding                          2,100            2,100
Additional capital paid-in                                      17,178           17,178
Retained income                                                  2,482            1,440

Accumulated other comprehensive income:
     Unrealized net capital gains and losses                       359              267
                                                          ------------     ------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME              359              267
                                                          ------------     ------------
         TOTAL SHAREHOLDER'S EQUITY                             22,119           20,985
                                                          ------------     ------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $    107,130     $    120,782
                                                          ============     ============

                     See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                           Period from         Period from
                                                                                           July 1, 1999      January 1, 1999
                                                       Year ended        Year ended           through           through
                                                      December 31,      December 31,        December 31,        June 30,
                                                          2001               2000              1999               1999
(in thousands)                                        (Successor)       (Successor)         (Successor)       (Predecessor)
                                                      -------------     -------------      -------------      -------------
COMMON STOCK                                          $       2,100     $       2,100      $       2,100      $       2,100
                                                      -------------     -------------      -------------      -------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of period                                 17,178            17,178                  -              1,524
New capitalization                                                -                 -             17,178                  -
                                                      -------------     -------------      -------------      -------------
Balance, end of period                                       17,178            17,178             17,178              1,524
                                                      -------------     -------------      -------------      -------------

RETAINED INCOME
Balance, beginning of period                                  1,440               562                  -              4,022
Net income                                                    1,042               878                562              5,616
                                                      -------------     -------------      -------------      -------------
Balance, end of period                                        2,482             1,440                562              9,638
                                                      -------------     -------------      -------------      -------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of period                                    267              (172)                 -                112
Change in unrealized net capital gains and losses                92               439               (172)              (291)
                                                      -------------     -------------      -------------      -------------
Balance, end of period                                          359               267               (172)              (179)
                                                      -------------     -------------      -------------      -------------

TOTAL SHAREHOLDER'S EQUITY                            $      22,119     $      20,985      $      19,668      $      13,083
                                                      =============     =============      =============      =============


                       See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                                     Period from    Period from
                                                                                                     July 1, 1999  January 1, 1999
                                                                        Year ended     Year ended       through       through
                                                                       December 31,   December 31,    December 31,     June 30,
                                                                           2001            2000          1999           1999
(in thousands)                                                         (Successor)    (Successor)     (Successor)   (Predecessor)
                                                                       -------------  -------------  -------------  -------------
Cash flows from operating activities
Net income                                                              $     1,042    $       878    $       562    $     5,616
Adjustments to reconcile net income to net cash
    provided by operating activities:
       Depreciation, amortization and other non-cash items                     (242)            38            376             26
       Realized capital gains and losses                                         (3)           115             17              6
       Changes in:
           Life-contingent contract benefits and contractholder funds            14              4             49            230
           Income taxes payable                                                 269             39            117          3,427
           Other operating assets and liabilities                              (909)        (2,875)        (1,354)        (5,477)
                                                                        -----------    -----------    -----------    -----------
               Net cash provided by (used in) operating activities              171         (1,801)          (233)         3,828
                                                                        -----------    -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                                        -          2,812          2,978            248
       Investment collections                                                 2,248          1,174            698          1,557
       Investment purchases                                                  (3,296)        (1,010)        (3,864)        (5,664)
Change in short-term investments, net                                        (1,524)          (898)           (71)         1,542
                                                                        -----------    -----------    -----------    -----------
               Net cash (used in) provided by investing activities           (2,572)         2,078           (259)        (2,317)
                                                                        -----------    -----------    -----------    -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                    949             16              -              -
Contractholder fund withdrawals                                                  (1)           (39)           (22)           (39)
                                                                        -----------    -----------    -----------    -----------
               Net cash provided by (used in) financing activities              948            (23)           (22)           (39)
                                                                        -----------    -----------    -----------    -----------

NET (DECREASE) INCREASE IN CASH                                              (1,453)           254           (514)         1,472
CASH AT BEGINNING OF PERIOD                                                   1,708          1,454          1,968            496
                                                                        -----------    -----------    -----------    -----------
CASH AT END OF PERIOD                                                   $       255    $     1,708    $     1,454    $     1,968
                                                                        ===========    ===========    ===========    ===========

                    See notes to financial statements.

                       INTRAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Intramerica Life Insurance Company (the "Company"). On July 1, 1999, Allstate Life Insurance Company ("ALIC") purchased 98% of the common stock of the Company. ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). Prior to July 1, 1999, 98% of the Company was owned by LUK-CPH, Inc. ("LUK-CPH") and 2% was owned by Charter National Life Insurance Company ("Charter"), wholly owned subsidiaries of Leucadia National Corporation ("Leucadia"). On July 1, 1999, Charter was acquired by ALIC. On September 1, 1999, Charter dividended its 2% ownership of the Company to ALIC, making the Company a wholly owned subsidiary. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company no longer issues variable annuity products through direct marketing channels in the state of New York but accepts additional deposits on existing contracts. The financial statements also include life and investment products, primarily whole life and fixed annuities, which the Company no longer actively sells and reinsures with a third party.

     In 2001, all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the State of New York, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, the Company's products receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in capital markets.

2.   ACQUISITION

     On July 1, 1999, ALIC acquired 294,000 shares of common stock, representing 98% of the issued and outstanding shares of the Company for $18.9 million (the "Acquisition") from Leucadia. The Acquisition was accounted for using the purchase method of accounting. Since a majority of the Company was acquired by a new controlling shareholder, management was required to "push down" the new basis of accounting in the accompanying financial statements.

     The 1999 financial statements reflect the allocation of the purchase price based on the estimated fair value of the assets and liabilities at the acquisition date. The excess of the purchase price over the fair value of the net assets, $591 thousand, was recorded as goodwill and is being amortized on a straight-line basis over twenty years.

     Effective January 1, 1998 and prior to the Acquisition by ALIC, the Company entered into a reinsurance agreement with Allstate Life Insurance Company of New York ("ALNY"), a wholly owned subsidiary of ALIC, to cede 25% of its variable annuity business on a modified coinsurance basis. The Company received a premium of $525 thousand. A gain of $474 thousand, net of related assets, was deferred and intended to be amortized into income based on actuarial estimates of the premium revenue of the underlying insurance contracts or recognized earlier if converted to assumption reinsurance. At the date of acquisition the reinsurance agreement was terminated. The Company recognized the present value of future profits associated with the Acquisition, and has included this amount in other assets. The present value of future profits is amortized over the life of the blocks of insurance using current crediting rates. Present value of future profits was $1.5 million and $1.8 million at December 31, 2001 and 2000, respectively. Amortization expense on the present value of future profits was $245 thousand, and $234 thousand and none for the years ended December 31, 2001, 2000 and 1999, respectively.

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following accounting policies have been applied in both the pre-acquisition and post-acquisition periods. The basis of both the assets and liabilities are different in the post-acquisition financial statements due to ALIC applying the purchase method of accounting whereby all assets and liabilities are valued at the estimated fair market value at June 30, 1999.

INVESTMENTS

     Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in value.

     The Company closely monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and 3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLES

     The Company has reinsurance agreements whereby premiums, policy benefits and credited interest are ceded (See Note 8). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverables and the related reserves for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for investment contracts. Crediting rates for fixed rate annuities are adjusted periodically by the Company to reflect current market conditions.

     Variable annuity contracts are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. The Company no longer issues variable annuity products but accepts additional premium on existing policies.

     Traditional life premiums and fixed annuity contract charges are 100% reinsured with Conseco, Inc. ("Conseco") (see Note 8).

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in tax bases of investments.

SEPARATE ACCOUNTS

     The Company issued variable annuity contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

     The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. As described earlier, revenues to the Company from the Separate Accounts are recorded as contract charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance, is computed on the basis of long-term acturial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds is outlined in Note 7.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. As of

December 31, 2001, the Company's unamortized goodwill balance was $4.2 million and goodwill amortization expense recognized during 2001 was $242 thousand. Transitional goodwill impairment testing is being conducted and the impact is not expected to be material to the results of operations or financial position of the Company.

         In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

4.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS
         ALIC and certain of its subsidiaries began providing certain services to the Company in November 1998. Subsequent to the Acquisition, the Company expanded its use of services provided by ALIC and began to utilize business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the costs of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $206 thousand and $63 thousand for the years ended December 31, 2001 and 2000, respectively, and $94 thousand for the period July 1, 1999 through December 31, 1999. Effective July 1, 1999 the Company entered into an expense agreement with Allstate Life Insurance Company of New York for clerical services and use of office space. The Company incurred expenses of $58 thousand and $61 thousand for the years ended December 31, 2001 and 2000, respectively, and $19 thousand for the period July 1, 1999 through December 31, 1999.

         Prior to the Acquisition, the Company utilized various services provided by Leucadia and affiliates including administrative, legal, accounting and investment advisory services. The Company incurred expenses of $104 thousand for the period January 1, 1999 through June 30, 1999, for these services. On the Acquisition date, all service agreements with Leucadia and affiliates were terminated.

         Prior to March 31, 2000, the Company had agreements with CNL, Inc., ("CNL"), a broker-dealer, for the underwriting and distribution of its variable annuity products. On September 2, 1998, Leucadia sold CNL to ALIC. On March 31, 2000, the agreement between the Company and CNL was canceled. Commissions and expenses incurred were approximately $2 thousand and $5 thousand for the year ended December 31, 2000 and for the period of July 1, 1999 through December 31, 1999, respectively.

         Beginning April 1, 2000, ALFS Inc., an affiliate, assumed responsibility for the underwriting and distribution of the Company's variable annuity products. No commissions and expenses were incurred for the year ended December 31, 2001 or for the period April 1, 2000 through December 31, 2000.

         Effective July 1, 1999, the Company entered into an agreement whereby ALIC guarantees the statutory capital and surplus of the Company will remain at or above $3 million. There were no capital contributions made for the years ended December 31, 2001 and 2000. The guarantee remains in effect until the Company records statutory net income for three consecutive years or a period of five years following the effective date.

DEBT
         The Company has entered in an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2001 and 2000, respectively.

5.   INVESTMENTS

FAIR VALUES
         The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                      Amortized      Gross unrealized          Fair
At December 31, 2000                    Cost        Gains        Losses        Value
(in thousands)                       ----------   ----------   ----------    ----------
U.S. government and agencies         $   10,873   $      235   $       (5)   $   11,103
Corporate                                 3,477          225            -         3,702
Mortgage-backed securities                2,206           80            -         2,286
Foreign government                          406           18            -           424
                                     ----------   ----------   ----------    ----------
     Total fixed income securities   $   16,962   $      558   $       (5)   $   17,515
                                     ==========   ==========   ==========    ==========


                                     Amortized        Gross unrealized          Fair
At December 31, 2000                    Cost         Gains        Losses        Value
(in thousands)                       ----------    ----------   ----------    ----------
U.S. government and agencies         $    8,629    $      349   $      (44)   $    8,934
Corporate                                 3,492            71            -         3,563
Mortgage-backed securities                3,171            38          (25)        3,184
Foreign government                          406            22            -           428
                                     ----------    ----------   ----------    ----------
     Total fixed income securities   $   15,698    $      480   $      (69)   $   16,109
                                     ==========    ==========   ==========    ==========

SCHEDULED MATURITIES
         The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                                Amortized            Fair
                                                                  Cost              Value
                                                                  ----              -----
(in thousands)
Due in one year or less                                         $  3,339           $  3,403
Due after one year through five years                              5,733              6,027
Due after five years through ten years                             5,036              5,105
Due after ten years                                                  648                694
                                                                --------           --------
                                                                  14,756             15,229
Mortgage-backed securities                                         2,206              2,286
                                                                --------           --------
   Total                                                        $ 16,962           $ 17,515
                                                                ========           ========

         Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

                                                                          Period from         Period from
                                                                          July 1, 1999      January 1, 1999
                                            Year ended December 31,         through             through
(in thousands)                              2001              2000       December 31, 1999    June 30, 1999
                                           -------          -------      -----------------    -------------
Fixed income securities                    $ 1,137          $ 1,042          $   469            $   382
Short-term investments                         104               59               18                 58
                                           -------          -------          -------            -------
   Investment income, before expenses        1,241            1,101              487                440
   Investment expense                           21               19                -                  -
                                           -------          -------          -------            -------
   Net investment income                   $ 1,220          $ 1,082          $   487            $   440
                                           =======          =======          =======            =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                                                                                       Period from          Period from
                                                                                      July 1, 1999        January 1, 1999
                                                     Year ended December 31,             through              through
                                                     2001              2000          December 31, 1999      June 30, 1999
(in thousands)                                       ----              ----          -----------------      -------------
Fixed income securities                              $    3         $  (117)                 $  (17)             $   (6)
Short-term investments                                    -               2                       -                   -
Income taxes                                             (1)             40                       6                   2
                                                     ------         -------                  ------              ------
Realized capital gains and losses, after tax         $    2         $   (75)                 $  (11)             $   (4)
                                                     ======         =======                  ======              ======

         There were gross gains realized on the sales of fixed income securities of $3 thousand for the year ended December 31, 2001 and none in 2000 and 1999. There were no gross losses for the year ended December 31, 2001. Gross losses of $117 thousand, $17 thousand and $6 thousand were realized on sales of fixed income securities for the year ended December 31, 2000 and during the period of July 1, 1999 through December 31, 1999 and the period of January 1, 1999 through June 30, 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
         Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                   Amortized       Fair         Gross unrealized         Unrealized
                                                     Cost          Value        Gains       Losses       Net Gains
                                                     ----          -----        -----       ------       ---------
(in thousands)
Fixed income securities                            $ 16,962     $ 17,515      $ 558        $  (5)         $ 553
                                                   ========     ========      =====        =====
Deferred income taxes                                                                                      (194)
                                                                                                          -----
Unrealized net capital gains and losses                                                                   $ 359
                                                                                                           =====

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                     Period from       Period from
                                                                                     July 1, 1999    January 1,1999
                                                                                       through           through
                                                         Year ended December 31,     December 31,        June 30,
                                                            2001            2000         1999             1999
                                                            ----            ----         ----             ----
(in thousands)
Fixed income securities                                    $ 142          $  675        $ (264)          $  (448)
Deferred income taxes                                        (50)           (236)           92               157
                                                           -----          ------        ------           -------
  Increase (decrease) in net unrealized capital gains
    and losses                                             $  92          $  439        $ (172)          $  (291)
                                                           =====          ======        ======           =======

SECURITIES ON DEPOSIT
         At December 31, 2001, fixed income securities with a carrying value of $2.5 million were on deposit with regulatory authorities as required by law.

6.    FINANCIAL INSTRUMENTS

         In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverables and deferred income taxes) and liabilities (including traditional life insurance reserves) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
         The carrying value and fair value of financial assets at December 31, are as follows:

                                              2001                                      2000
                            --------------------------------------    -------------------------------------
                                  Carrying              Fair                  Carrying           Fair
                                   value                value                  value             value
                                   -----                -----                  -----             -----
(in thousands)
Fixed income securities        $  17,515            $  17,515              $  16,109         $  16,109
Short-term investments             2,778                2,778                  1,226             1,226
Separate Accounts                 48,009               48,009                 60,692            60,692

         The fair value of exchange traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
         The carrying value and fair value of financial liabilities at December 31, are as follows:

                                              2001                                      2000
                            --------------------------------------    -------------------------------------
                                  Carrying              Fair                  Carrying           Fair
                                   value                value                  value             value
                                   -----                -----                  -----             -----
(in thousands)
Contractholder funds on
investment contracts            $  2,633            $   2,646               $  1,782            $  1,782
Separate Accounts                 48,009               48,009                 60,692              60,692

         The fair value of investment contracts is based on the terms of the underlying contracts. Immediate annuities without life contingencies are valued at the account balance less surrender charges. Separate Accounts liabilities are carried at fair value of the underlying assets.

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

         At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                       2001                2000
                                                                       ----                ----
            (in thousands)
            Traditional life                                         $ 29,227            $30,780
            Other                                                          57                 67
                                                                     --------            -------
              Total Reserve for life-contingent contract benefits    $ 29,284            $30,847
                                                                     ========            =======


         The assumptions for mortality generally utilized in calculating reserves include actual Company experience plus loading for traditional life. Interest rate assumptions used for traditional life are 4.0%. Other estimation methods used include the net level premium method using the Company's withdrawal experience rates for traditional life.

         At December 31, Contractholder funds consists of the following:

                                                                       2001                2000
                                                                       ----                ----
            (in thousands)
            Fixed annuities:
              Immediate annuities                                   $   156             $   222
              Deferred annuities                                      2,477               1,560
                                                                    -------             -------
              Total Contractholder funds                            $ 2,633             $ 1,782
                                                                    =======             =======

     Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Interest rates credited range from 3.2% to 6.5% for immediate annuities and remained constant at 4.5% for deferred annuities. Withdrawal and surrender charge protection for deferred annuities include either a declining or a level percentage charge generally over nine years or less.

8.    REINSURANCE

         Effective January 1, 1997, the Company entered into reinsurance agreements with Conseco, which resulted in the Company ceding all of its life insurance and fixed annuity business to Conseco. The Company continues to have primary liability as a direct insurer for risks reinsured. The information presented here should be read in connection with Note 2 and the reinsurance portion of Note 3.

         The effects of reinsurance on premiums and contract charges are as follows:

                                                                                  Period from          Period from
                                                                                  July 1, 1999       January 1, 1999
                                                                                    through              through
                                               Year ended December 31,            December 31,           June 30,
(in thousands)                                 2001              2000                1999                  1999
                                               ----              ----                ----                  ----
Direct                                       $ 3,900             $ 4,449             $ 2,159             $ 2,787
Ceded                                         (3,529)             (3,975)             (1,936)             (2,613)
                                             -------             -------             -------             -------
   Premiums and contract charges,
      net of reinsurance                     $   371             $   474             $   223             $   174
                                             =======             =======             =======             =======

         The effects of reinsurance on contract benefits are as follows:

                                                                                  Period from          Period from
                                                                                  July 1, 1999       January 1, 1999
                                                                                    through              through
                                               Year ended December 31,            December 31,           June 30,
(in thousands)                                 2001              2000                1999                  1999
                                               ----              ----                ----                  ----
Direct                                       $  3,226         $  4,010             $  1,573             $(15,694)
Ceded                                          (3,314)          (3,976)              (1,712)              15,726
                                             --------         --------             --------             --------
  Contract benefits, net of reinsurance      $    (88)        $     34             $   (139)            $     32
                                             ========         ========             ========             ========

         During the first half of 1999, approximately 45% of the traditional life insurance contracts reinsured with Conseco, which represented $90.0 million of insurance in force, were converted to assumption reinsurance. As a result of this transaction, policyholders became direct insureds of Conseco and the Company was relieved of its direct insurance obligation. Approximately $18.5 million of reserves for life-contingent contract benefits and reinsurance recoverables were transferred to Conseco in the first half of 1999. In the second half of 1999 there were no reserves transferred to Conseco. The Company recognized into income approximately $8.4 million of the reinsurance gain previously deferred, related to the converted policies for the first half of 1999. The Company recognized into income $645 thousand, $706 thousand and $387 thousand of the deferred reinsurance gain for the years ended December 31, 2001 and 2000 and the period July 1, 1999 through December 31, 1999, respectively.

9.    COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

         The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulation, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

          From time to time, the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds has been immaterial.

10.  INCOME TAXES

         Prior to 1997, the Company filed a separate federal income tax return. From 1997 to the date of the Acquisition, the Company filed a consolidated federal income tax return with Leucadia. The Company paid to or received from Leucadia the amount, if any, by which the consolidated income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return.

         Subsequent to the Acquisition, the Company will file a separate federal income tax return until it can be consolidated with the Corporation.

         The Internal Revenue Service ("IRS") has completed its review of Leucadia's federal income tax returns through the 1995 tax year. Any adjustments that may result from the IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

         The components of the deferred income tax assets and liabilities at December 31 are as follows:

(in thousands)                                 2001            2000
                                               ----            ----
DEFERRED ASSETS
Deferred reinsurance gain                    $ 1,677        $ 1,903
Difference in tax basis of investments             -              6
Other assets                                     447            393
                                             -------        -------
      Total deferred assets                    2,124          2,302

DEFERRED LIABILITIES
Unrealized net capital gains                    (194)          (144)
Reserve for policy benefits                      (67)           (68)
Other liabilities                               (188)          (239)
Difference in tax basis of investments           (87)             -
                                             -------        -------
   Total deferred liabilities                   (536)          (451)
                                             -------        -------
   Net deferred asset                        $ 1,588        $ 1,851
                                             =======        =======

         Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

         The components of income tax expense (benefit) are as follows:

                                                                      Period from          Period from
                                                                      July 1, 1999       January 1, 1999
                                                                        through              through
                                      Year ended December 31,          December 31,          June 30,
(in thousands)                       2001                2000               1999               1999
                                    -------            -------            -------            -------
Current                             $   298            $   348            $   320            $   (40)
Deferred                                214                171                119              3,065
                                    -------            -------            -------            -------
Total income tax expense
                                    $   512            $   519            $   439            $ 3,025
                                    =======            =======            =======            =======

          The Company paid income taxes of $242 thousand, $309 thousand and $414 thousand for the years ended December 31, 2001 and 2000 and for the period July 1, 1999 through December 31, 1999, respectively, and received an income tax refund of $494 thousand for the period January 1, 1999 through June 30, 1999.

          A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations is as follows:

                                                                      Period from       Period from
                                                                      July 1, 1999    January 1, 1999
                                                                        through           through
                                      Year ended December 31,          December 31,       June 30,
(in thousands)                        2001               2000             1999             1999
                                      ----               ----             ----             ----
Statutory federal income tax rate     35.0%              35.0%            35.0%            35.0%
State income tax expense               0.3                3.0              5.1                -
Other                                 (2.3)              (0.8)             3.7                -
                                      ----               ----             ----             ----
Effective income tax rate             33.0%              37.2%            43.8%            35.0%
                                      ====               ====             ====             ====

11.   STATUTORY FINANCIAL INFORMATION

         The Company's statutory capital and surplus was $18.5 million and $17.7 million at December 31, 2001 and 2000, respectively. The Company's statutory net income was $795 thousand, $809 thousand, $274 thousand and $357 thousand for the years ended December 31, 2001 and 2000, for the period July 1, 1999 through December 31, 1999 and for the period January 1, 1999 through June 30, 1999, respectively.

PERMITTED STATUTORY ACCOUNTING PRACTICES
          The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of New York. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

         Effective January 1, 2001, the State of New York required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual -Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

         The State of New York chose not to adopt Statement of Statutory Accounting Principles No. 10, Income Taxes. If the State of New York did adopt Statement of Statutory Accounting Principles No. 10, Income Taxes, the Company would have reported an increase to surplus of $53 thousand for the year ended December 31, 2001.

         Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The implementation of Codification had no impact on the surplus of the Company.

DIVIDENDS
         The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on statutory surplus and statutory net gain from operations, determined in accordance with statutory accounting practices, for the immediately preceding calendar year. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the New York State Insurance Department is $1.0 million.

         The Company did not pay any dividends for the year ended December 31, 2001.

RISK-BASED CAPITAL
         The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above a level that would require regulatory action.

12.  OTHER COMPREHENSIVE INCOME

         The components of other comprehensive income on a pretax and after-tax basis are as follows:

                                                 Year Ended                               Year Ended
                                                December 31,                             December 31,
                                                    2001                                     2000
                                      ----------------------------------      --------------------------------
                                                               After-                                 After-
(in thousands)                          Pretax      Tax         Tax           Pretax       Tax         Tax
                                        ------      ---         ----          ------       ---         ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
Unrealized holding gains (losses)
   arising during the period            $ 145       $  51       $  94       $ 560        $(196)       $ 364
Less:  reclassification
   adjustments                              3           1           2        (115)          40          (75)
                                        -----       -----       -----       -----        -----        -----
Unrealized net capital
   gains (losses)                         142          50          92         675         (236)         439
                                        -----       -----       -----       -----        -----        -----
Other comprehensive
   income (loss)                        $ 142       $  50       $  92       $ 675        $(236)       $ 439
                                        =====       =====       =====       =====        =====        =====

                                                 Period from                              Period from
                                                July 1, 1999                            January 1, 1999
                                                   through                                  through
                                              December 31, 1999                          June 30, 1999
                                      ----------------------------------      --------------------------------
                                                               After-                                 After-
(in thousands)                          Pretax      Tax         Tax           Pretax       Tax         Tax
                                        ------      ---         ----          ------       ---         ---
UNREALIZED CAPITAL GAINS
 AND LOSSES:
Unrealized holding (losses) gains
   arising during the period            $(281)       $  98       $(183)       $(454)       $ 159       $(295)
Less:  reclassification
   adjustments                            (17)           6         (11)          (6)           2          (4)
                                        -----        -----       -----        -----        -----       -----
Unrealized net capital
   (losses) gains                        (264)          92        (172)        (448)         157        (291)
                                        -----        -----       -----        -----        -----       -----
Other comprehensive
   (loss) income                        $(264)       $  92       $(172)       $(448)       $ 157       $(291)
                                        =====        =====       =====        =====        =====       =====

                       INTRAMERICA LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                 (IN THOUSANDS)

                                                   Gross                                       Net
Year Ended December 31, 2001                       Amount               Ceded                Amount
                                                ------------         ------------          -----------
Life insurance in force                         $     62,423         $     62,423           $        -
                                                ============         ============           ==========

Premiums and contract charges:
         Life and annuities                     $      3,884         $      3,513          $       371
         Accident and health                              16                   16                    -
                                                ------------         ------------          -----------
                                                $      3,900         $      3,529          $       371
                                                ============         ============          ===========
                                                   Gross                                       Net
Year Ended December 31, 2000                       Amount               Ceded                Amount
----------------------------                    ------------         ------------          -----------
Life insurance in force                         $     68,962         $     68,962           $        -
                                                ============         ============           ==========

Premiums and contract charges:
         Life and annuities                     $      4,432         $      3,958          $       474
         Accident and health                              17                   17                    -
                                                ------------         ------------          -----------
                                                $      4,449         $      3,975          $       474
                                                ============         ============          ===========

                                                   Gross                                       Net
Period From July 1, 1999 through                   Amount               Ceded                Amount
December 31, 1999                               ------------         ------------          -----------
-----------------
Life insurance in force                         $     76,618         $     76,618          $         -
                                                ============         ============          ===========

Premiums and contract charges:
         Life and annuities                     $      2,150         $      1,927          $       223
         Accident and health                               9                    9                    -
                                                ------------         ------------          -----------
                                                $      2,159         $      1,936          $       223
                                                ============         ============          ===========

                                                   Gross                                       Net
Period From July 1, 1999 through                   Amount               Ceded                Amount
June 30, 1999                                   ------------         ------------          -----------
-------------
Life insurance in force                         $     80,132         $     80,132          $         -
                                                ============         ============          ===========
Premiums and contract charges:
         Life and annuities                     $      2,777         $      2,603          $       174
         Accident and health                              10                   10                    -
                                                ------------         ------------          -----------
                                                $      2,787         $      2,613          $       174
                                                ============         ============          ===========

                    ------------------------------------------------------------
                    INTRAMERICA VARIABLE
                    ANNUITY ACCOUNT

                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001 AND FOR THE PERIODS ENDED DECEMBER 31, 2001 AND DECEMBER 31, 2000, AND INDEPENDENT AUDITORS' REPORTS

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Intramerica Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts which comprise the Intramerica Variable Annuity Account (the "Account") as of December 31, 2001, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Intramerica Variable Annuity Account as of December 31, 2001, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------




                                                         Scudder Variable Series I Sub-Accounts
                                 ---------------------------------------------------------------------------------------


                                                                         Capital           Global            Growth
                                    Balanced            Bond             Growth           Discovery        and Income
                                 ---------------   ---------------   ---------------   ---------------   ---------------


ASSETS
Investments at fair value        $     6,204,726   $     1,483,511   $    13,955,317   $     2,606,109   $     6,378,914
                                 ---------------   ---------------   ---------------   ---------------   ---------------

  Total assets                   $     6,204,726   $     1,483,511   $    13,955,317   $     2,606,109   $     6,378,914
                                 ===============   ===============   ===============   ===============   ===============


NET ASSETS
Accumulation units               $     6,204,726   $     1,483,511   $    13,955,317   $     2,606,109   $     6,378,914
                                 ---------------   ---------------   ---------------   ---------------   ---------------

  Total net assets               $     6,204,726   $     1,483,511   $    13,955,317   $     2,606,109   $     6,378,914
                                 ===============   ===============   ===============   ===============   ===============


FUND SHARE INFORMATION
  Number of shares                       527,613           215,002           853,015           299,553           716,732
                                 ===============   ===============   ===============   ===============   ===============

  Cost                           $     6,550,095   $     1,481,832   $    18,269,161   $     3,050,654   $     6,831,633
                                 ===============   ===============   ===============   ===============   ===============




See notes to financial statements.

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------

                                                                                           Scudder
                                                                                          Variable
                                                                                          Series II
                                       Scudder Variable Series I Sub-Accounts            Sub-Account
                                 ---------------------------------------------------   ---------------

                                                       Money          21st Century
                                  International        Market            Growth          Growth (a)
                                 ---------------   ---------------   ---------------   ---------------


ASSETS
Investments at fair value        $     5,636,470   $    11,416,098   $       212,149   $       115,515
                                 ---------------   ---------------   ---------------   ---------------

  Total assets                   $     5,636,470   $    11,416,098   $       212,149   $       115,515
                                 ===============   ===============   ===============   ===============


NET ASSETS
Accumulation units               $     5,636,470   $    11,416,098   $       212,149   $       115,515
                                 ---------------   ---------------   ---------------   ---------------

  Total net assets               $     5,636,470   $    11,416,098   $       212,149   $       115,515
                                 ===============   ===============   ===============   ===============


FUND SHARE INFORMATION
  Number of shares                       700,183        11,416,098            34,053             5,488
                                 ===============   ===============   ===============   ===============

  Cost                           $     5,573,826   $    11,416,098   $       209,891   $       122,091
                                 ===============   ===============   ===============   ===============




(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II



See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------------------------




                                                                       Scudder Variable Series I Sub-Accounts
                                                    -----------------------------------------------------------------------------


                                                                                       Capital         Global          Growth
                                                      Balanced          Bond           Growth         Discovery      and Income
                                                    -------------   -------------   -------------   -------------   -------------

NET INVESTMENT INCOME (LOSS)
Dividends                                           $     164,512   $      73,594   $      62,678   $           -   $      80,782
Charges from Intramerica Life Insurance Company:
  Mortality and expense risk                              (24,784)         (7,973)        (63,050)        (12,344)        (26,327)
  Contract administration                                 (18,578)         (5,977)        (47,264)         (9,254)        (19,735)
                                                    -------------   -------------   -------------   -------------   -------------

    Net investment income (loss)                          121,150          59,644         (47,636)        (21,598)         34,720
                                                    -------------   -------------   -------------   -------------   -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                   4,073,944       4,207,159      18,098,568       3,326,164       7,724,445
  Cost of investments sold                              4,395,285       4,130,546      21,566,892       4,185,661       8,618,861
                                                    -------------   -------------   -------------   -------------   -------------

    Realized gains (losses) on fund shares               (321,341)         76,613      (3,468,324)       (859,497)       (894,416)

Realized gain distributions                               252,906               -       1,984,802          56,660         152,433
                                                    -------------   -------------   -------------   -------------   -------------

    Net realized gains (losses)                           (68,435)         76,613      (1,483,522)       (802,837)       (741,983)

Change in unrealized gains (losses)                      (513,375)        (44,374)     (2,312,768)       (179,219)       (263,725)
                                                    -------------   -------------   -------------   -------------   -------------

    Net realized and unrealized gains
      (losses) on investments                            (581,810)         32,239      (3,796,290)       (982,056)     (1,005,708)
                                                    -------------   -------------   -------------   -------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $    (460,660)  $      91,883   $  (3,843,926)  $  (1,003,654)  $    (970,988)
                                                    =============   =============   =============   =============   =============




See notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        Scudder
                                                                                                                       Variable
                                                                                                                       Series II
                                                                 Scudder Variable Series I Sub-Accounts               Sub-Account
                                                     -------------------------------------------------------------   -------------

                                                                     Large Company      Money        21st Century
                                                    International    Growth (a)        Market          Growth        Growth (a)
                                                    -------------   -------------   -------------   -------------   -------------


NET INVESTMENT INCOME (LOSS)
Dividends                                           $      50,427   $           -   $     345,990   $           -   $           -
Charges from Intramerica Life Insurance Company:
  Mortality and expense risk                              (38,604)           (299)        (38,181)         (1,605)           (388)
  Contract administration                                 (28,939)           (224)        (28,621)         (1,203)           (291)
                                                    -------------   -------------   -------------   -------------   -------------

    Net investment income (loss)                          (17,116)           (523)        279,188          (2,808)           (679)
                                                    -------------   -------------   -------------   -------------   -------------


NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                 257,527,166       1,067,709     246,008,556       3,269,490          39,109
  Cost of investments sold                            261,647,063       1,136,555     246,008,556       3,573,081          45,102
                                                    -------------   -------------   -------------   -------------   -------------

    Realized gains (losses) on fund shares             (4,119,897)        (68,846)              -        (303,591)         (5,993)

Realized gain distributions                             2,363,772               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------

    Net realized gains (losses)                        (1,756,125)        (68,846)              -        (303,591)         (5,993)

Change in unrealized gains (losses)                      (151,555)         39,480               -         101,801          (6,576)
                                                    -------------   -------------   -------------   -------------   -------------

    Net realized and unrealized gains
      (losses) on investments                          (1,907,680)        (29,366)              -        (201,790)        (12,569)
                                                    -------------   -------------   -------------   -------------   -------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $  (1,924,796)  $     (29,889)  $     279,188   $    (204,598)  $     (13,248)
                                                    =============   =============   =============   =============   =============




(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II



See notes to financial statements.

INTRAMERICA VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------



                                                                    Scudder Variable Series I Sub-Accounts
                                               ---------------------------------------------------------------------------------



                                                       Balanced                      Bond                   Capital Growth
                                               -------------------------   -------------------------   -------------------------

                                                  2001          2000          2001          2000          2001          2000
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $   121,150   $    76,432   $    59,644   $    62,961   $   (47,636)  $  (103,055)
Net realized gains (losses)                        (68,435)    1,179,875        76,613       (27,644)   (1,483,522)    3,354,378
Change in unrealized gains (losses)               (513,375)   (1,456,545)      (44,374)      100,181    (2,312,768)   (5,928,144)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                 (460,660)     (200,238)       91,883       135,498    (3,843,926)   (2,676,821)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            55,764       117,361         8,351        16,331       232,647       383,485
Benefit payments                                   (87,742)       18,063       (27,116)      (21,423)      572,964      (578,487)
Payments on termination                           (533,641)     (414,077)     (479,217)      (95,257)     (815,924)   (1,247,027)
Transfers among the sub-accounts
  and with the Fixed Account - net                 335,754      (308,357)      229,985       162,872      (374,369)     (439,582)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                       (229,865)     (587,010)     (267,997)       62,523      (384,682)   (1,881,611)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (690,525)     (787,248)     (176,114)      198,021    (4,228,608)   (4,558,432)

NET ASSETS AT BEGINNING OF PERIOD                6,895,251     7,682,499     1,659,625     1,461,604    18,183,925    22,742,357
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                    $ 6,204,726   $ 6,895,251   $ 1,483,511   $ 1,659,625   $13,955,317   $18,183,925
                                               ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period         144,821       156,989        58,340        56,407       270,948       303,189
    Units issued                                    92,522        49,980       153,501       147,485       323,500       973,252
    Units redeemed                                 (97,636)      (62,148)     (162,176)     (145,552)     (334,770)   (1,005,493)
                                               -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period               139,707       144,821        49,665        58,340       259,678       270,948
                                               ===========   ===========   ===========   ===========   ===========   ===========




See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------



                                                                    Scudder Variable Series I Sub-Accounts
                                               ---------------------------------------------------------------------------------



                                                   Global Discovery            Growth and Income             International
                                               -------------------------   -------------------------   -------------------------

                                                  2001          2000          2001          2000          2001          2000
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $   (21,598)  $     8,749   $    34,720   $    57,397   $   (17,116)  $   (20,126)
Net realized gains (losses)                       (802,837)      710,703      (741,983)       74,763    (1,756,125)      406,511
Change in unrealized gains (losses)               (179,219)   (1,322,100)     (263,725)     (390,679)     (151,555)   (1,730,381)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                               (1,003,654)     (602,648)     (970,988)     (258,519)   (1,924,796)   (1,343,996)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            14,508       111,681        78,654       132,473        70,833       181,606
Benefit payments                                    10,615       (19,818)       (6,459)      (67,031)       59,281      (122,851)
Payments on termination                           (211,155)     (436,981)     (739,413)     (451,231)     (430,550)   (1,003,292)
Transfers among the sub-accounts
  and with the Fixed Account - net                (788,003)    1,644,248       (68,213)     (908,588)   (2,721,121)   (4,319,742)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                       (974,035)    1,299,130      (735,431)   (1,294,377)   (3,021,557)   (5,264,279)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               (1,977,689)      696,482    (1,706,419)   (1,552,896)   (4,946,353)   (6,608,275)

NET ASSETS AT BEGINNING OF PERIOD                4,583,798     3,887,316     8,085,333     9,638,229    10,582,823    17,191,098
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                    $ 2,606,109   $ 4,583,798   $ 6,378,914   $ 8,085,333   $ 5,636,470   $10,582,823
                                               ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period         174,680       139,328       277,175       321,212       224,670       283,757
    Units issued                                   122,850       432,514       312,776       673,801     7,260,582     5,579,781
    Units redeemed                                (164,892)     (397,162)     (341,678)     (717,838)   (7,310,966)   (5,638,868)
                                               -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period               132,638       174,680       248,273       277,175       174,286       224,670
                                               ===========   ===========   ===========   ===========   ===========   ===========




See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------



                                                                    Scudder Variable Series I Sub-Accounts
                                               ---------------------------------------------------------------------------------



                                                 Large Company Growth            Money Market             21st Century Growth
                                               -------------------------   -------------------------   -------------------------

                                                2001 (a)      2000 (b)        2001          2000          2001        2000 (b)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $      (523)  $    (1,405)  $   279,188   $   397,454   $    (2,808)  $    (1,053)
Net realized gains (losses)                        (68,846)      (28,258)            -             -      (303,591)      (13,619)
Change in unrealized gains (losses)                 39,480       (39,480)            -             -       101,801       (99,544)
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                  (29,889)      (69,143)      279,188       397,454      (204,598)     (114,216)
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            19,525        17,851        79,055       262,408        32,903        30,582
Benefit payments                                         -             -      (155,974)      107,083             -             -
Payments on termination                            (49,560)            -    (1,339,690)   (1,291,240)      (19,371)            -
Transfers among the sub-accounts
  and with the Fixed Account - net                (508,260)      619,476     3,194,627     2,753,585      (371,069)      857,918
                                               -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                       (538,295)      637,327     1,778,018     1,831,836      (357,537)      888,500
                                               -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                 (568,184)      568,184     2,057,206     2,229,290      (562,135)      774,284

NET ASSETS AT BEGINNING OF PERIOD                  568,184             -     9,358,892     7,129,602       774,284             -
                                               -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                    $         -   $   568,184   $11,416,098   $ 9,358,892   $   212,149   $   774,284
                                               ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period          51,327             -       431,292       346,600        57,277             -
    Units issued                                         -       101,471    12,255,983    12,534,282       273,976        85,281
    Units redeemed                                 (51,327)      (50,144)  (12,177,398)  (12,449,590)     (310,704)      (28,004)
                                               -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                     -        51,327       509,877       431,292        20,549        57,277
                                               ===========   ===========   ===========   ===========   ===========   ===========




(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II
(b)  For the Period Beginning May 1, 2000 and Ended December 31, 2000



See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------

                                               Scudder Variable
                                                  Series II
                                                 Sub-Account
                                               ----------------



                                                    Growth
                                               ----------------

                                                   2001 (a)
                                               ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $           (679)
Net realized gains (losses)                              (5,993)
Change in unrealized gains (losses)                      (6,576)
                                               ----------------

Increase (decrease) in net assets
  from operations                                       (13,248)
                                               ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  1,254
Benefit payments                                              -
Payments on termination                                 (20,419)
Transfers among the sub-accounts
  and with the Fixed Account - net                      147,928
                                               ----------------

Increase (decrease) in net assets
  from capital transactions                             128,763
                                               ----------------

INCREASE (DECREASE) IN NET ASSETS                       115,515

NET ASSETS AT BEGINNING OF PERIOD                             -
                                               ----------------

NET ASSETS AT END OF PERIOD                    $        115,515
                                               ================


UNITS OUTSTANDING
  Units outstanding at beginning of period                    -
    Units issued                                         18,766
    Units redeemed                                       (5,073)
                                               ----------------
  Units outstanding at end of period                     13,693
                                               ================




(a) On May 1, 2001 the Large Company Growth Sub-Account of the Scudder Variable Series I merged into the Growth Sub-Account of the Scudder Variable Series II



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Intramerica Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Intramerica Life Insurance Company ("Intramerica"). The assets of the Account are legally segregated from those of Intramerica. Intramerica is a wholly owned subsidiary of Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Intramerica issues the Scudder Horizon variable annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Intramerica contractually guarantees either a minimum return or account upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

     SCUDDER VARIABLE SERIES I
          Balanced                              Growth and Income
          Bond                                  International
          Capital Growth                        Money Market
          Global Discovery                      21st Century Growth
     SCUDDER VARIABLE SERIES II
          Growth (Previously known as the Large Company Growth Portfolio of the
                  Scudder Variable Series I)

     Intramerica provides insurance and administrative services to the contractholders for a fee. Intramerica also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Intramerica has sole discretion to invest the assets of the Fixed Account, subject to applicable law.



2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Intramerica. Intramerica is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

--------------------------------------------------------------------------------

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIEs.



3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Intramerica assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily at a rate equal to .40% per annum of the daily net assets of the Account, but reserves the right to increase the charges to .70%. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

     CONTRACT ADMINISTRATION CHARGE - Intramerica deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account.

     RECORDS MAINTENANCE CHARGE - Currently, Intramerica does not deduct an annual maintenance charge and bears all maintenance costs. The contract allows Intramerica to deduct a maximum of $40 at the end of each contract year.

--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:




                                                                       Purchases
                                                                    ---------------

     Investments in the Scudder Variable Series I Sub-Accounts:
          Balanced                                                  $     4,218,136
          Bond                                                            3,998,805
          Capital Growth                                                 19,651,053
          Global Discovery                                                2,387,191
          Growth and Income                                               7,176,166
          International                                                 256,852,265
          Large Company Growth                                              528,890
          Money Market                                                  248,065,762
          21st Century Growth                                             2,909,144

     Investments in the Scudder Variable Series II Sub-Account:
          Growth                                                            167,193
                                                                    ---------------

                                                                    $   545,954,605
                                                                    ===============

--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Intramerica, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and contract administration charges which are assessed as a percentage of daily net assets.


                                                              At December 31, 2001     For the year ended December 31, 2001
                                                              --------------------  -------------------------------------------

                                                                  Accumulation      Investment        Expense          Total
                                                                   Unit Value       Income Ratio*      Ratio**        Return***
                                                              --------------------  -------------   -------------   -------------

Investments in the Scudder Variable Series I Sub-Accounts:
     Balanced                                                      $  44.41           2.51 %          0.70 %         -6.72
     Bond                                                             29.87           4.68            0.70            5.00
     Capital Growth                                                   53.74           0.39            0.70          -19.92
     Global Discovery                                                 19.65           0.00            0.70          -25.12
     Growth and Income                                                25.69           1.12            0.70          -11.92
     International                                                    32.34           0.62            0.70          -31.34
     Money Market                                                     22.39           3.33            0.70            3.18
     21st Century Growth                                              10.32           0.00            0.70          -23.63

Investments in the Scudder Variable Series II Sub-Account:
     Growth                                                            8.44           0.00            0.70          -23.80




* INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                     PART C

                             OTHER INFORMATION ITEM


24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b) Exhibits

(1) (a) Resolutions of the Board of Directors of First Charter Life Insurance Company authorizing establishment of the Variable Account. 1/

(b) Resolutions of the Board of Directors of Intramerica regarding the acquisition of the Variable Account. 1/

(2) Not Applicable.

(3) (a) Principal Underwriting Agreement, dated September 1, 1989, amended January 25, 1991, by and between First Charter Life Insurance Company on its own behalf and on behalf of First Charter Variable Annuity Account, and CNL, Inc. 1/

(b) Amendment,  dated October 26, 1992, to the Principal Underwriting Agreement.
1/

(c)  Form  of  Marketing  and  Solicitation   Agreement   between  Scudder  Fund
Distributors, Inc., First Charter Life Insurance Company, CNL, Inc. and First Charter Variable Annuity Account. 1/

(d) Amendment, dated October 26, 1992, to the Marketing and Solicitation Agreement. 1/

(e) Form of Underwriting Agreement between Intramerica Life Insurance Company and Allstate Life Financial Services, Inc. 5/

(4)(a) Contract for the Flexible Premium Variable Deferred Annuity (S 1802). 1/

(5)(a) Application for the Flexible Premium Variable Deferred Annuity (A1802).1/

   (b)  Financial Questionnaire (B 1802) 1/

(6)(a) Charter of Intramerica Life Insurance Company. 1/

   (b) By-Laws of Intramerica Life Insurance Company. 1/

(7) Not Applicable.

(8)(a) Participation Agreement dated May 11, 1994, by and between Scudder Variable Life Investment Fund and Intramerica Life Insurance Company. 1/

     (b) Reimbursement Agreement dated May 11, 1994, by and between Scudder, Stevens & Clark, Inc. and Intramerica Life Insurance Company. 1/

     (c) General Services and Expense Reimbursement Agreement dated September 1, 1989, between First Charter Life Insurance Company and Charter National Life Insurance Company. 1/

     (d) Purchase  Agreement  dated February 11, 1998 between  Intramerica  Life
     Insurance  Company,   Leucadia  National   Corporation  and  Allstate  Life
     Insurance Company. 2/

     (e) Form of Coinsurance Agreement between Intramerica Life Insurance Company and Allstate Life Insurance Company of New York. 2/

     (f) Form of Administrative Services Agreement between Intramerica Life Insurance Company and Allstate Life Insurance Company of New York. 2/

     (g) Form of Administrative Services Agreement between Intramerica Life Insurance Company and Allstate Insurance Company. 5/

     (h)  Form  of  Investment   Advisory  Agreement  between  Intramerica  Life
     Insurance Company and Allstate Insurance Company. 5/

     (i) Form of Expense Allocation Agreement between Intramerica Life Insurance Company and Allstate Life Insurance Company of New York. 5/

     (j) Form of Participation Agreement among Scudder Variable Series II, Scudder Investments, Inc., Kemper Distributors, Inc., and Intramerica. 6/

(9)      (a)  Opinion and Consent of Counsel. 4/
         (b)  Opinion and Consent of Counsel. 5/


(10) (a) Consent of Deloitte & Touche LLP. 7/
     (b) Consent of Foley & Lardner. 7/

(11) Not Applicable.

(12) Not Applicable.

(13)(a) Schedule for Computation of Performance Data. 3/

    (b) Schedule for Computation of Performance Data. 5/

(14) Not Applicable.

(15) (a) Powers of Attorney for Thomas J. Wilson, II, Samuel J. Pilch, Marcia D. Alazraki, Marla G. Friedman, Cleveland Johnson, Jr., Kenneth R. O'Brien, John R. Raben, Jr., Sally A. Slacke. 5/

     (b) Powers of Attorney for Margaret G. Dyer, Vincent A. Fusco, John C. Lounds, J. Kevin McCarthy, Patricia W. Wilson. 6/

     (c) Power of Attorney for Steven E. Shebik.  7/

1/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 6 to this Form N-4 Registration Statement filed with the SEC via EDGARGLINK on February 26, 1997 (File No. 033-54116).

2/ Incorporated herein by reference to registrant's Post-Effective Amendment No. 8 to this Form N-4 Registration Statement filed with the SEC via EDGARGLINK on April 23, 1998 (File No. 033-54116).

3/ Incorporated herein by reference to a similarly numbered exhibit to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 24, 1997 (File No. 033-22925).

4/ Incorporated herein by reference to Registrant's Post-Effective Amendment No.10 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on April 30, 1999 (File No. 033-54116).

5/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to this Form N-4 Registration Statement filed with the SEC via EDGARLINK on May 1, 2000 (File No. 033-54116).

6/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to this form N-4 Registration statement file with the SEC via EDGARLINK on April 19, 2001 (File No. 033-54116)

7/ Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless otherwise indicated, the principal business address of each of the directors and officers of Intramerica Life Insurance Company is 3100 Sanders Road, Northbrook, Illinois 60062.


NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS*                   DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                President, Chief Executive Officer, and
                                    Director (Principal Executive Officer)
Michael J. Velotta                  Vice President, Secretary, General Counsel,
                                    and Director
Marcia D. Alazraki                  Director
Margaret G. Dyer                    Director
Marla G. Friedman                   Vice President and Director
Vincent A. Fusco                    Director and Chief Operations Officer
Karen C. Gardner                    Vice President
John R. Hunter                      Vice President
Cleveland Johnson, Jr.              Director
John C. Lounds                      Director
J. Kevin McCarthy                   Director
Kenneth R. O'Brien                  Director
Samuel L. Pilch                     Controller (Principal Accounting Officer)
John R. Raben, Jr.                  Director
Steven E. Shebik                    Vice President and Director (Principal
                                    Financial Officer)
Sally A. Slacke                     Director
Casey J. Sylla                      Chief Investment Officer
Patricia W. Wilson                  Director
James P. Zils                       Treasurer
James J. Brazda                     Chief Administrative Officer
Errol Cramer                        Appointed Actuary
Joanne M. Derrig                    Assistant Secretary and Assistant General
                                    Counsel
Susan L. Lees                       Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Barry S. Paul                       Assistant Treasurer

* The principal business address of Ms. Alazraki, is 1675 Broadway, New York, New York 10019. The principal business address of Mr. Johnson is 47 Doral Lane, Bay Shore, New York 11706. The principal business address of Mr. O'Brien is 165
E. Loines Avenue, Merrick, New York 11566. The principal business address of Mr. Raben is 60 Wall Street, 15th Floor, New York, New York 10260. The principal business address of Ms. Slacke is 8 John Way, Islandia, New York 11788.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation in March 26, 2002 (File No. 1-11840).

ITEM 27.  NUMBER OF PURCHASERS

As of January 31, 2002, there were 935 Owners of the Contract, of which 915 were Nonqualified and 20 were Qualified.


ITEM 28.  INDEMNIFICATION

The by-laws of both Intramerica Life Insurance Company (Depositor) and ALFS, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

ALFS, Inc. is the principal underwriter for the Intramerica Variable Annuity Account, a separate account of Intramerica formed in connection with the distribution of variable annuity contracts by Intramerica.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

          Allstate Financial Advisors Separate Account I
          Allstate Life Insurance Separate Account A
          Allstate Life of New York Separate Account A
          Glenbrook Life and Annuity Company Separate Account A
          Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life Discover Variable Account A
          Glenbrook Life Variable Life Separate Account A
          Glenbrook Life Multi-Manager Variable Account
          Glenbrook Life Scudder Variable Account A
          Glenbrook Life AIM Variable Separate Account A
          Lincoln Benefit Life Variable Annuity Account
          Lincoln Benefit Life Variable Account
          Charter National Variable Annuity Account
          Charter National Variable Account
          Intramerica Variable Annuity Account
          Provident National Assurance Company Separate Account B

(b) The directors and officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Underwriter


Thomas J. Wilson, II                   Director
Michael J. Velotta                     Secretary and Director
Marian Goll                            Vice President, Treasurer and
                                       Controller
Brent H. Hamann                        Vice President
John R. Hunter                         President, Chief Executive Officer
                                       and Director
Andrea J. Schur                        Vice President
Lisa A. Burnell                        Assistant Vice President and Compliance
                                       Officer
Joanne M. Derrig                       Assistant General Counsel and Assistant
                                       Secretary
William F. Emmons                      Assistant Secretary
Susan L. Lees                          Assistant Secretary
Barry S. Paul                          Assistant Treasurer
James P. Zils                          Assistant Treasurer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Intramerica Life Insurance Company, is located at One Allstate Drive, P.O. Box 9095, Farmingville, New York 11738.

The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Intramerica Life Insurance Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Intramerica Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Intramerica Life Insurance Company under the Contracts. Intramerica Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Intramerica Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Intramerica Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on April 22, 2002.

                      INTRAMERICA VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: INTRAMERICA LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                      By: /s/ MICHAEL J. VELOTTA
                                      -----------------------
                                      Michael J. Velotta
                                      Vice President, Secretary and
                                      General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Intramerica Life Insurance Company on April 22, 2002.



*/THOMAS J. WILSON, II            President, Director and Chief Executive
----------------------            Officer (Principal Executive Officer)
Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA             Vice President, Secretary,
-----------------------           General Counsel and Director
Michael J. Velotta

**/STEVEN E. SHEBIK               Director and Vice President
----------------------            (Principal Financial Officer)
Steven E. Shebik

*/SAMUEL J. PILCH                 Controller
----------------------            (Principal Accounting Officer)
Samuel H. Pilch

*/MARGARET G. DYER                Director
----------------------
Margaret G. Dyer

*/VINCENT A. FUSCO                Director and Chief Operations Officer
----------------------
Vincent A. Fusco

*/JOHN C. LOUNDS                  Director
----------------------
John C. Lounds

*/J. KEVIN MCCARTHY               Director
----------------------
J. Kevin McCarthy

*/PATRICIA W. WILSON              Director
----------------------
Patricia W. Wilson

*/MARCIA D. ALAZRAKI              Director
---------------------
Marcia D. Alazraki

*/MARLA G. FRIEDMAN               Director and Vice President
--------------------
Marla G. Friedman

*/CLEVELAND JOHNSON, JR.          Director
-----------------------------
Cleveland Johnson, Jr.

*/KENNETH R. O'BRIEN              Director
-----------------------------
Kenneth R. O'Brien

*/JOHN R. RABEN, JR.              Director
-----------------------
John R. Raben, Jr.

*/SALLY A. SLACKE                 Director
-------------------------
Sally A. Slacke


*/ By Michael J. Velotta, pursuant to Powers of Attorney previously filed. **/ By Michael J. Velotta, pursuant to Power of Attorney filed herewith.









                                                    EXHIBIT INDEX

(10)(a) Consent of Deloitte & Touche LLP.

(10)(b) Consent of Foley & Lardner

(15)(c) Power of Attorney for Steven E. Shebik.